As filed with the Securities and                      Registration Nos. 33-25716
Exchange Commission on June 12, 1998                                    811-5697
------------------------------------                  --------------------------


                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, DC  20549
                                ---------------------

                                      FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

          Pre-Effective Amendment No.
     ---
      X   Post Effective Amendment No. 15
     ---
                                        and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT TO COMPANY ACT OF 1940

      X   Amendment No. 17
     ---
                               THE CHAPMAN FUNDS, INC.
                  (Exact Name of Registrant as Specified in Charter)

                    401 East Pratt Street, 28th Floor
                    Baltimore, Maryland  21202
                    (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code:  (800) 752-1013 copy to:
          Nathan A. Chapman, Jr., President       Elizabeth R. Hughes, Esq.
          The Chapman Funds, Inc.                 Venable, Baetjer
          401 East Pratt Street, 28th Floor       and Howard, LLP
          Baltimore, Maryland  21202              Two Hopkins Plaza, Suite 1800
          (Name and Address of Agent for Service) Baltimore, Maryland 21201


Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective (check appropriate box):

     [ ]  immediately upon filing pursuant to paragraph (b)

     [ ]  on [date] pursuant to paragraph (b)

     [ ]  60 days after filing pursuant to paragraph (a) (1)

     [ ]  on [date] pursuant to paragraph (a) (1)

     [x]  75 days after filing pursuant to paragraph (a) (2)

     [ ]  on [date] pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has previously registered an indefinite number of securities under the Securities Act of 1933, as amended, pursuant to Section (a) (1) of Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant's Rule 24f-2 Notice for the fiscal year ended October 31, 1997 was filed with Securities and Exchange Commission on January 27, 1998.

                               THE CHAPMAN FUNDS, INC.

                         Registration Statement on Form N-1A

                                CROSS REFERENCE SHEET
                               Pursuant to Rule 495(a)
                           under the Securities Act of 1933





 N-1A Item
    No.                                                      Location


Part A                                                 Prospectus Caption

                                Chapman US Treasury   Institutional Shares; Investor Shares;
                                Money Fund; Chapman   DEM Equity Fund,      DEM Equity Fund,
                                Institutional Cash    DEM Index Fund, DEM   DEM Index Fund, DEM
                                Management Fund       Fixed Income Fund     Fixed Income Fund


Item 1.     Cover Page          Cover Page            Cover Page            Cover Page

Item 2.     Synopsis            Fund Expenses         Fund Expenses         Fund Expenses

Item 3.     Condensed           Financial Highlights  Financial Highlights  Financial Highlights
            Financial
            Information

Item 4.     General             Investment Program;   Investment Program;   Investment Program;
            Description of      Other Information-    Other Information-    Other Information-
            Registrant          Capital Stock         Capital Stock         Capital Stock

Item 5.     Management of the   Management; Other     Management; Other     Management; Other
            Fund                Information -         Information -         Information -
                                Transfer Agent;       Transfer Agent;       Transfer Agent;
                                Dividends and Taxes   Dividends; Taxes      Dividends; Taxes

Item 6.     Capital Stock and   Other Information -   Other Information -   Other Information -
            Other Securities    Capital Stock         Capital Stock         Capital Stock

Item 7.     Purchase of         Management; Net Asset Management; Net Asset Management; Net Asset
            Securities Being    Value; Purchase of    Value; Purchase of    Value; Purchase of
            Offered             Shares; Exchanges;    Shares; Redemption of Shares; Redemption of
                                Redemption of Shares  Shares                Shares

Item 8.     Redemption or       Purchase of Shares;   Purchase of Shares;   Purchase of Shares;
            Repurchase          Exchanges; Redemption Redemption of Shares  Redemption of Shares
                                of Shares

Item 9.     Pending Legal       Not Applicable        Not Applicable        Not Applicable
            Proceedings




 N-1A Item                                                   Location
    No.

 Part B                                     Statement of Additional Information Caption

                                Chapman US Treasury                  DEM Equity Fund;
                                Money Fund; Chapman        DEM Index Fund; DEM Fixed Income Fund
                                Institutional Cash
                                Management Fund


 Item 10.   Cover Page          Cover Page                              Cover Page


 Item 11.   Table of Contents   Table of Contents                    Table of Contents

 Item 12.   General             Not Applicable                        Not Applicable
            Information and
            History

 Item 13.   Investment          Investment Program                  Investment Program
            Objectives and
            Policies

 Item 14.   Management of the   Management                              Management
            Registrant

 Item 15.   Control Persons     Capital Stock;         Capital Stock; Control Persons and Principal
            and Principal       Principal Holders of               Holders of Securities
            Holders of          Securities
            Securities


 Item 16.   Investment          Management; Experts                 Management; Experts
            Advisory and Other
            Services

 Item 17.   Brokerage           Portfolio                         Portfolio Transactions
            Allocation          Transactions

 Item 18.   Capital Stock and   Capital Stock                          Capital Stock
            Other Securities

 Item 19.   Purchase,           Purchase of Shares;    Purchase of Shares; Exchanges; Redemption of
            Redemption and      Exchanges; Redemption             Shares; Net Asset Value
            Pricing of          of Shares; Net Asset
            Securities Being    Value
            Offered

 Item 20.   Tax Status          Dividends and Taxes                        Taxes


 Item 21.   Underwriters        Management                              Management

 Item 22.   Calculation of      Yield                                      Yield
            Performance Data

 Item 23.   Financial           Financial Statements               Financial Statements
            Statements

 Part C



Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

THIS REGISTRATION STATEMENT AND THE INFORMATION CONTAINED HEREIN ARE SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY AN OFFER TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. UNDER NO CIRCUMSTANCES SHALL THIS REGISTRATION STATEMENT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY JURISDICTION IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH JURISDICTION.

                             SUBJECT TO COMPLETION:

                  Preliminary Prospectus dated: June 12, 1998

                      Prospectus dated:             , 1998
                             DEM FIXED INCOME FUND
                                INVESTOR SHARES

    The DEM Fixed Income Fund (the "Fund"), is a series of The Chapman Funds, Inc. (the "Company"), an open-end, management investment company, known as a series fund (the Fund and each other series of the Company are herein referred to as a "Series"). The principal investment objective of the Company is high current income with the potential for capital appreciation through investment in income securities of "Domestic Emerging Markets" that it believes are positioned for growth. Domestic Emerging Markets are companies that are controlled by African Americans, Hispanic/Latino Americans, Asian Americans and women that are located in the United States and its territories ("DEM Companies"). Domestic Emerging Markets may also include asset-backed securities and securitized mortgage and other debt primarily of individuals within the above listed ethnic groups that are located in the United States. The Fund's portfolio will have no maturity restrictions and the average portfolio maturity will be in the judgment of the Fund's investment advisor. The Company may invest up to 35% of its total assets in lower grade fixed income securities of domestic companies commonly referred to as "junk bonds," which involve a high degree of risk and are predominantly speculative. The Company also may utilize leverage. See "INVESTMENT OBJECTIVES AND POLICIES." BECAUSE OF THE NATURE OF THE FUND'S INVESTMENTS AND CERTAIN STRATEGIES IT MAY USE, AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS AND MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

    The Fund offers two classes of shares, Investor Shares and Institutional Shares. Investor Shares are offered by this Prospectus directly from the Fund's distributor, The Chapman Co. (herein sometimes referred to as the "Distributor"). Investor Shares are subject to a 12b-1 fee of up to .75% of average daily net assets, currently set at .30% of average daily net assets, and a front-end load of up to 4 3/4% of the offering price. The minimum initial investment in Investor Shares is $25 and the minimum subsequent investment is $25.

    This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information dated the same date as this prospectus and containing additional information about the Fund has been filed with the Securities and Exchange Commission (the "SEC") and is hereby incorporated by reference in its entirety into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling The Chapman Co. at (800) 752-1013.

                               TABLE OF CONTENTS

Fund Expenses..........................................................................          2
Investment Objectives..................................................................          3
Risk Factors...........................................................................          8
Management.............................................................................         10
Purchase of Shares.....................................................................         13
Redemption of Shares...................................................................         15
Net Asset Value........................................................................         17
Dividends..............................................................................         18
Taxes..................................................................................         18
Other Information......................................................................         21

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Domestic Emerging Markets-Registered Trademark- is a registered trademark and DEM-TM-, DEM Profile-TM-, DEM Universe-TM-, DEM Company-TM- and DEM Index-TM-are trademarks of Nathan A. Chapman, Jr.

               A DOMESTIC EMERGING MARKETS INVESTMENT OPPORTUNITY

                                 FUND EXPENSES

    The following table lists the costs and expenses an investor will incur either directly or indirectly as a stockholder of the Fund based on an estimate of the Fund's operating expenses for the current fiscal year:

                                                                                                  INVESTOR SHARES
                                                                                                -------------------
STOCKHOLDER TRANSACTION EXPENSES

  Maximum Sales Load Imposed on Purchases
    (as a percentage of offering price).......................................................           4 3/4%

  Maximum Deferred Sales Load.................................................................               0%

  Maximum Sales Load Imposed on Reinvested
    Dividends and other Distributions.........................................................               0%

  Redemption Fees
    (as a percentage of amount redeemed)......................................................               0%

ANNUAL EXPENSES (as a percentage of net assets) (1)

    Management Fees (after Investor Share fee waiver) (2).....................................            0.60%

    12b-1 Fees (after Investor Share fee waiver) (3)..........................................            0.30%

    Other Expenses (4)........................................................................            1.22%

    Total Fund Operating Expenses (estimated) (5).............................................            2.12%

------------------------

(1) See "MANAGEMENT."

(2) The Investment Advisor receives an advisory fee at an annual rate of up to a total of .90% of the average weekly net assets of the Fund attributable to Investor Shares. The Investment Advisor has voluntarily limited such fee during the first fiscal year of the Fund to an aggregate of .60% of average weekly net assets; however, there can be no assurance that the Investment Advisor will continue to voluntarily limit the amount of such fee in the future.

(3) The Distributor receives a fee for stockholder servicing and distribution services at an annual rate of up to a total of .75% (up to .25% service fee and .50% distribution fee) of the average daily net assets of the Fund attributable to Investor Shares. The Distributor has voluntarily limited such fee during the first fiscal year of the Fund to an aggregate of .30% of average daily net assets; however, there can be no assurance that the Distributor will continue to voluntarily limit the amount of such fee in the future.

(4) Based upon estimated amounts of expenses for the Fund's current fiscal year.

(5) Estimated Total Fund Operating Expenses are currently $211,650 net of the fee amount expected to be waived pursuant to the voluntary fee limitations of the Investment Advisor and the Distributor.

    In the absence of the voluntary fee limitations of the Investment Advisor and the Distributor, estimated Total Fund Operating Expenses would currently be $286,650.

    The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in the Fund. These amounts are based upon payment by the Fund of operating expenses (excluding offering expenses) at the levels set forth in the table above.

    EXAMPLE

    An investor would pay the following expenses on a $1,000 investment assuming a 5% annual return, reinvestment of all dividends and distributions at net asset value and redemption at the end of each time period:

                                                                               INVESTOR SHARES
                                                                            ---------------------
1 Year....................................................................        $      68
3 Years...................................................................        $     111

    The purpose of the foregoing table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. "Other Expenses" are based on estimated amounts for the current fiscal year. Long-term investors in the Fund could pay more in 12b-1 fees than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. (the "NASD") THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OF THE FUND AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Moreover, while the examples assume a 5% annual return, the Fund's performance will vary and may result in a return greater or less than 5%. For a further description of the various costs and expenses incurred in the Fund's operation, see "MANAGEMENT."

                             INVESTMENT OBJECTIVES

GENERAL

    The Fund's investment portfolio will seek high current income with the potential for capital appreciation through investment in income securities such as preferred stock, bonds, debentures, notes, and other similar securities of Domestic Emerging Markets that it believes are positioned for growth. Domestic Emerging Markets are companies that are controlled by African Americans, Hispanic/Latino Americans, Asian Americans and women that are located in the United States and its territories ("DEM Companies"). Domestic Emerging Markets may also include asset-backed securities and securitized mortgage and other debt primarily of individuals within the above listed ethnic groups that are located in the United States. The Fund's portfolio will have no maturity restrictions and the average portfolio maturity will be in the judgment of the Fund's investment advisor, Chapman Capital Management, Inc. (the "Investment Advisor"). THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS STATED OBJECTIVE.

    The Investment Advisor has identified a universe (the "DEM Universe") of approximately 170 DEM Companies that it expects will continue to grow. In determining whether a specific portfolio company is "controlled" by African Americans, Asian Americans, Hispanic/Latino Americans or women, and therefore a DEM Company eligible for inclusion in the DEM Universe, the Investment Advisor applies the following criteria: at least 10% of the company's outstanding voting securities must be beneficially owned by members of one or more of the listed groups and at least one of the company's top three executive officers must be a member of one or more of the listed groups.

    The Fund intends to invest in DEM Companies with both large and small market capitalizations; however, since the DEM Universe includes a large proportion of companies with small market capitalizations, a significant portion of the Fund's portfolio that is invested pursuant to the DEM Index strategy will be small capitalization companies.

    The yield and share price of the Fund will change daily based on changes in interest rates and market conditions, and in response to other economic, political or financial events. The types and maturities of the securities the Fund purchases and the credit quality of their issuers will impact the Fund's performance in response to these events. The total return from a bond includes both income and price gains or losses. While income is the most important component of bond returns, over time, the Fund's emphasis on income does not mean the Fund invests only in the highest-yielding bonds available, or that it can avoid losses of principal.

    In general, bond prices, and the value of the Fund's portfolio, will rise when interest rates fall and fall when interest rates rise. Longer-term bonds are usually more sensitive to interest rate changes. In other words, the longer the maturity of a bond, the greater the impact a change in interest rates is likely to have on the bond's price. In addition, short-term interest rates and long-term interest rates do not necessarily move in the same amount or in the same direction. A short-term bond tends to react to changes in short-term interest rates and a long-term bond tends to react to changes in long-term interest rates. The Fund's Investment Advisor will consider interest rates, price volatility and other factors when managing the average maturity of the Fund's portfolio.

    The value of the Fund's portfolio is also affected by the credit quality of the issuers of portfolio securities. Changes in the financial condition of an issuer, changes in general economic conditions, and changes in specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Lower quality bonds generally tend to be more sensitive to these changes than higher quality bonds. The Fund may invest in fixed-income securities rated in the lower rating categories of recognized statistical rating agencies, such as securities rated "CCC" or lower by S&P or "Caa" or lower by Moody's or non-rated securities of comparable quality. These debt securities are predominantly speculative, involve major risk exposure to adverse conditions and are often referred to in the financial press as "junk bonds." The Fund is permitted to invest up to 35% of its assets in such "non-investment grade" or "junk" securities. See "RISK FACTORS -- Lower Rated Securities" and Appendix A.

    The Fund may invest up to 20% of its assets in equity securities. Equity securities may include common stocks, preferred stocks, convertible securities and warrants. Common stocks, the most familiar type of equity security, represent an ownership interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a portfolio company's financial condition and on overall market and economic conditions. The prices of smaller capitalization companies are especially sensitive to these factors.

    The Fund will not invest in foreign securities (including American Depository Receipts) which policy is a fundamental policy which it may not change without the approval of the holders of a majority of its outstanding voting securities. For more information about the Fund and its investment objectives and policies, including fundamental policies, see "INVESTMENT PROGRAM" in the Statement of Additional Information.

DEBT SECURITIES

    Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

    U.S. Government Securities are high-quality debt instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, U.S. Government securities such as those issued by Fannie Mae are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. Other U.S. Government securities such as those issued by the Federal Farm Credit Banks Funding Corporation are supported only by the credit of the entity that issued them.

    Asset-Backed Securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. In addition, these securities may be subject to prepayment risk. Prepayment risk occurs when the issuer of a security can prepay principal prior to the security's maturity. Securities subject to prepayment risk generally offer less potential for gains during a declining interest rate environment, and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security may be difficult to predict and result in greater volatility.

    Mortgage securities include interests in pools of commercial or residential mortgages, and may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. Mortgage securities may be issued by agencies or instrumentalities of the U.S. Government or by private entities. The price of a mortgage security may be significantly affected by changes in interest rates. Some mortgage securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their prices highly volatile. Also, mortgage securities, especially stripped mortgage-backed securities, are subject to prepayment risk.

    Stripped securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

    Real estate-related instruments include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real-estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

BORROWING

    The Fund may not issue senior securities, borrow money or pledge its assets, except that it may borrow from banks in amounts aggregating not more than 33 1/3% of the value of the Fund's total assets (calculated when the loan is made) to take advantage of investment opportunities and may pledge up to 33 1/3% of the value of its total assets to secure such borrowings. The Fund may purchase securities on margin pursuant to margin arrangements with banks up to the limits set forth above for bank borrowings. The Fund is also authorized to borrow an additional 5% of its total assets without regard to the foregoing limitations for temporary purposes such as clearance of portfolio transactions and share redemptions.

    The use of borrowings by the Fund may involve leverage that creates an opportunity for increased net income, but also creates special risks. In particular, if the Fund borrows or otherwise uses leverage to invest in securities, any investment gains made on the securities in excess of interest or other amounts paid by the Fund will cause the net asset value of the Fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on borrowed money) to the Fund, the net asset value of the Fund's shares will decrease faster than would otherwise be the case.

    To reduce these risks, the Fund will limit its borrowings to 33 1/3% of the value of its total assets. If the Fund's asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce its borrowings.

SECURITIES LENDING/REPURCHASE AGREEMENTS

    The Fund may, but is not required to, utilize various investment techniques for hedging, risk management and other investment purposes. These investment techniques may include, but are not limited to, lending of portfolio securities and entering into "repurchase agreements." Up to 20% of the Fund's assets may be invested pursuant to such techniques for hedging and risk management purposes or when, in the opinion of the Investment Advisor, such techniques can be expected to yield a higher investment return than other investment options.

    To the extent that the Fund seeks to increase its income by lending portfolio securities, such securities loans will be secured by collateral in cash, cash equivalents, U.S. government securities, or such other collateral as may be permitted under the Fund's investment program and by regulatory agencies. The Fund may enter into repurchase agreements pertaining to the securities in which it may invest with securities dealers or member banks of the Federal Reserve System. Repurchase agreements facilitate portfolio management and allow the Fund to earn additional revenue. If the Fund enters into repurchase agreements, it will do so in order to increase liquidity or as a temporary investment while the Fund is evaluating the acquisition of suitable investments. See "INVESTMENT PROGRAM" in the Statement of Additional Information.

ILLIQUID SECURITIES/PRIVATE VENTURE CAPITAL FUNDS

    While the Fund intends to concentrate on publicly traded securities, it may also invest in non-publicly traded securities of DEM Companies, such as those of privately-held companies or private placements of public companies. The portion of the Fund's assets invested in these non-publicly traded securities will vary over time depending on investment opportunities and other factors; however, an investment in such securities will be considered illiquid and therefore be subject to the Fund's limitation on the purchase of illiquid securities. The Fund may not invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market and securities that are restricted securities as defined in Rule 144 under the Securities Act ("Illiquid Securities"). Illiquid Securities include securities which have not been registered under the Securities Act, sometimes referred to as private placements, and are purchased directly from the issuer or in the secondary market. To the extent that the Fund is permitted to invest in Illiquid Securities, the Fund may be deemed to act as an underwriter to portfolio companies. See "RISK FACTORS -- Non-Publicly Traded Securities" and "INVESTMENT PROGRAM -- Non-Publicly Traded and Illiquid Securities" in the Statement of Additional Information.

    As an alternative to direct investments in Illiquid Securities, the Fund may invest up to 10% of its assets in private venture capital funds including United States private limited partnerships or other investment funds ("Private Funds") that themselves invest in Illiquid Securities. The Investment Advisor believes that an investment in Private Funds may offer individual investors the opportunity to participate in investment opportunities typically available only to large institutions and accredited investors. Although the Fund's investments in Private Funds are limited to a maximum of 10% of the Fund's assets, these investments are highly speculative and volatile and may produce gains or losses in this portion of the Fund's portfolio that exceed those of the Fund's other holdings and of more mature companies generally.

    To the extent that these Private Funds are investment companies for purposes of the 1940 Act, the Fund's ability to invest in them will be limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and, (iii) 10% of the Fund's total assets in the aggregate. In addition, Fund stockholders will remain subject to the Fund's expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Fund to dispose of interests in Private Funds is very limited and will involve the risks described under "RISK FACTORS -- Non-Publicly Traded Securities" and "INVESTMENT PROGRAM -- Non-Publicly Traded and Illiquid Securities" in the Statement of Additional

Information. In valuing the Fund's holdings of interests in Private Funds, the Fund will be relying on the most recent reports provided by the Private Funds themselves prior to calculation of the Fund's net asset value. These reports, which are provided on an infrequent basis, often depend on the subjective valuations of the managers of the Private Funds and, in addition, would not generally reflect positive or negative subsequent developments affecting companies held by the Private Fund. See "NET ASSET VALUE." The securities of Private Funds will typically themselves be classified as Illiquid Securities by the Board of Directors. Accordingly, the Fund's total investment in Illiquid Securities, including Private Funds, is limited to 15% of the Fund's assets with no more than 10% of the Fund's assets invested in Private Funds.

OPTIONS

    The Fund may invest up to 15% of its total assets, represented by the premium paid, in the purchase of call and put options in respect of specific securities in which the Fund may invest. The Fund may write covered call and put option contracts to the extent of 15% of the value of its net assets at the time such option contracts are written. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at the exercise price at any time during the option period. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at the exercise price at any time during the option period. A covered call option sold by the Fund, which is a call option with respect to which the Fund owns the underlying security, exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security which might otherwise have been sold to protect against depreciation in the market price of the security. A covered put option sold by the Fund exposes the Fund during the term of the option to a decline in price of the underlying security. A put option sold by the Fund is covered when, among other things, cash or liquid securities are placed in a segregated account with the Fund's custodian to fulfill the obligation undertaken.

    To close out a position when writing covered options, the Fund may make a "closing purchase transaction," which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it has previously written on the security. To close out a position as a purchaser of an option, the Fund may make a "closing sale transaction," which involves liquidating its position by selling the option previously purchased. The Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof. The Fund intends to treat options in respect of specific securities that are not traded on a national securities exchange or the Nasdaq National Market and the securities underlying covered call options written by the Fund as Illiquid Securities subject to the Fund's investment limitation on Illiquid Securities set forth above.

                                  RISK FACTORS

    INVESTORS SHOULD CONSIDER THE FOLLOWING RISK FACTORS ASSOCIATED WITH AN INVESTMENT IN THE FUND.

    An investment in the Fund's shares does not constitute a complete investment program since it involves the risks inherent in seeking high current income with the potential for capital appreciation through investment in income securities and is not recommended for investors who are unwilling to accept significant fluctuations in share price. The value of the Fund's investments will vary from day to day and generally reflect market conditions, interest rates and other company, political or economic news. In the short term, bond prices can fluctuate dramatically in response to these factors. When you sell your shares, they may be worth more or less than what you paid for them.

INVESTMENT IN SMALL COMPANIES

    Because the Fund intends to invest a large proportion its assets in securities of emerging companies with small market capitalizations, an investor should be aware of certain special considerations and risk factors relating to investments in such companies. No assurance can be given that securities of small emerging companies will appreciate, that a sufficient number of appropriate investments will be available or that the Fund's particular investment choices will be successful. Investors should also be aware of considerations and risks relating to the Fund's investment practices.

    Investing in small capitalization companies can involve greater risk than is customarily associated with investing in securities of larger, more established companies. Small emerging companies may be subject to greater earnings fluctuation, lack of established markets for products or services, more limited financial resources and less depth of experienced management. Securities of small emerging companies generally have more limited marketability and may be subject to greater price volatility than securities of larger companies. They may be dependent for management on one or a few key persons, and can be more susceptible to losses and risks of bankruptcy. Transaction and trading costs in smaller capitalization company securities may be higher than those of larger capitalization companies, primarily because of more limited volumes and fewer active market makers. These risks are in addition to the risks normally associated with any strategy seeking high current income with the potential for capital appreciation through investment in a portfolio of income securities. Furthermore, such securities are often traded on markets such as the OTC Bulletin Board and the Pink Sheets where the trading market is thinner and the spread between bid and offer prices is often larger than on the major exchanges or Nasdaq system. The nature of these trading markets subjects the Fund to the risk that should the need arise to rapidly liquidate its position in such securities, for example to cover net redemptions, the Fund's activities could aversely affect the market price of such securities, resulting in a requirement that the Fund sell its position below the price that is deemed to be representative of their value and, accordingly, the value of the Fund's net assets could be adversely affected.

LOWER RATED SECURITIES

    The Fund may invest in fixed-income securities rated in the lower rating categories of recognized statistical rating agencies, such as securities rated "CCC or lower by S&P or "Caa" or lower by Moody's or non-rated securities of comparable quality. These debt securities are predominantly speculative, involve major risk exposure to adverse conditions and are often referred to in the financial press as "junk bonds." See Appendix A.

NON-PUBLICLY TRADED AND ILLIQUID SECURITIES

    The Fund may invest up to 15% of its net assets in Illiquid Securities, which term includes securities that are illiquid by virtue of the absence of a readily available market and securities that are restricted securities as defined in Rule 144 under the Securities Act. These securities are less liquid than publicly traded securities, and the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Difficulty in selling these securities may result in a loss or may be costly to the Fund.

LIMITED EXPERIENCE OF THE INVESTMENT ADVISOR

    The Investment Advisor has acted as investment manager for various balanced and equity portfolios and currently advises a money market fund and an equity fund that concentrates on DEM Company equity securities that are each a separate Series of the Company. Further, the Investment Advisor has acted and is currently acting as an investment advisor and manager for DEM, Inc., a closed-end, non-diversified management investment company which concentrates on DEM Company securities. However, prior to 1998, the Investment Advisor has not acted as an advisor to an open-end management investment company that invests in fixed income securities.

POTENTIAL CONFLICT OF INTEREST

    The Fund may utilize the Distributor, The Chapman Co., a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the NASD, in connection with the purchase or sale of portfolio securities in certain circumstances. The Investment Advisor is a wholly-owned subsidiary of Chapman Capital Management Holdings, Inc. Mr. Nathan A. Chapman, Jr., the President and Chairman of the Board of Directors of the Company, is also the President and Chairman of the Board of Directors of the Investment Advisor and President, Chairman of the Board of Directors and majority stockholder of Chapman Capital Management Holdings, Inc. See "MANAGEMENT--Investment Advisor" below and "OFFICERS AND DIRECTORS" in the Fund's Statement of Additional Information. The Distributor is a wholly-owned subsidiary of Chapman Holdings, Inc. Mr. Nathan A. Chapman, Jr. is the President and Chairman of the Board of Directors of the Distributor and the President, Chairman of the Board of Directors and majority stockholder of Chapman Holdings, Inc. See "MANAGEMENT-- Distributor" below and "MANAGEMENT" in the Fund's Statement of Additional Information. Mr. Chapman owns approximately 92% of the outstanding voting securities of Chapman Capital Management Holdings, Inc. and approximately 62% of the outstanding voting securities of Chapman Holdings, Inc. Accordingly, these relationships represent a potential conflict of interest with respect to commissions and other fees on brokerage transactions conducted on the Fund's behalf by the Distributor. A majority of the Company's Board of Directors are independent directors and such Directors have adopted procedures in compliance with the Investment Company Act of 1940, as amended (the "1940 Act") to address such conflict. See INVESTMENT ADVISORY AND OTHER SERVICES" and "BROKERAGE AND PORTFOLIO TRANSACTIONS" in the Fund's Statement of Additional Information.

USE OF LEVERAGE

    The use of borrowings by the Fund to carry out its investment objectives may involve leverage that creates an opportunity for increased net income, but also creates special risks. In particular, if the Fund borrows or otherwise uses leverage to invest in securities, any investment gains made on the securities in excess of interest or other amounts paid by the Fund will cause the net asset value of the Fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on borrowed money) to the Fund, the net asset value of the Fund's shares will decrease faster than would otherwise be the case.

                                   MANAGEMENT

BOARD OF DIRECTORS

    The Fund is managed by the Company's Board of Directors. All of the Directors are members of minority groups. The Board of Directors approves all significant agreements between the Fund and other Series of the Company and between the Fund and persons who furnish services to the Fund, including the Fund's agreements with the Investment Advisor and the Distributor. The Board of Directors delegates to the Company's officers and the Investment Advisor responsibility for day-to-day operations of the Fund. All of the officers of the Company are directors, officers or employees of the Investment Advisor and/or the Distributor.

THE INVESTMENT ADVISOR

    The Investment Advisor, Chapman Capital Management, Inc., has been retained under an investment advisory and administrative services agreement (the "Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Fund in accordance with the Fund's investment objectives, policies, and restrictions and under the supervision and control of the Company's Board of Directors. The Investment Advisor was established in 1988 and is located at the World Trade Center - Baltimore, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202. The Investment Advisor is a wholly-owned subsidiary of Chapman Capital Management Holdings, Inc. Nathan
A. Chapman, Jr., who is the controlling stockholder, President and Chairman of the Board of Directors of Chapman Capital Management Holdings, Inc., is President and Chairman of the Board of Directors of the Company and President and Chairman of the Board of Directors of the Investment Advisor.

    The Investment Advisor has sole investment discretion for the Fund and makes all decisions affecting assets in the Fund's portfolio under the supervision of the Company's Board of Directors and in accordance with the Fund's stated policies. The Investment Advisor selects investments for the Fund and places purchase and sale orders on behalf of the Fund. Pursuant to the advisory and administrative services agreement between the Fund and the Investment Advisor, the Fund pays an advisory fee at an annual rate of .9 of 1% of the value of the Fund's average weekly net assets during the preceding month payable monthly in arrears and an administration fee of .15 of 1% of the Fund's average weekly net assets during the preceding month payable monthly in arrears. The Investment Advisor has voluntarily limited the advisory fee during the first fiscal year of the Fund to an aggregate of .6 of 1% of average weekly net assets; however, there can be no assurance that the Investment Advisor will continue to voluntarily limit the amount of such fee in the future.

    The Investment Advisor has been in the investment advisory business since 1988 and has served as the investment advisor to a money market Series of the Company since 1988, an equity Series of the Company investing in DEM Companies since 1998 and a closed-end non-diversified investment company investing in DEM Companies since 1995. In addition, the Investment Advisor serves as portfolio manager to private accounts. As of April 30, 1998, the Investment Advisor had approximately $523 million in assets under management.

PORTFOLIO MANAGEMENT

    Nathan A. Chapman, Jr. who has been the President and Chief Executive Officer of the Investment Advisor since 1988, is primarily responsible for management of the Fund's assets.

    Mr. Chapman is and has been the President and Chairman of the Board of Directors of the Company since its organization in 1988. Mr. Chapman also is and has been President and Chairman of the Board of Directors of DEM, Inc. since its inception in 1995. Mr. Chapman founded the Distributor in 1987 and has been its President and Chairman of the Board since its inception. The Distributor is a full-service brokerage and investment banking firm. As Mr. Chapman is the chief executive officer of a brokerage and investment banking firm, he does not devote his full time to the management of the Fund's portfolio.

THE DISTRIBUTOR

    The Distributor, The Chapman Co., is a registered broker-dealer and a member of the NASD. The Distributor is located at the World Trade Center--Baltimore, 401 E. Pratt Street, 28th Floor, Baltimore, Maryland 21202. The Distributor is a wholly-owned subsidiary of Chapman Holdings, Inc. Nathan A. Chapman, Jr., who is the controlling stockholder, President and Chairman of the Board of Directors of Chapman Holdings, Inc., is President and Chairman of the Board of Directors of the Company and the Distributor.

    The Distributor receives a fee for stockholder servicing and distribution services at an annual rate of up to a total of .75% (up to .25% service fee and
 .50% distribution fee) of the average daily net assets of the Fund attributable to the Investor Shares pursuant to a distribution plan (the "Distribution Plan") adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act. The Distributor has voluntarily limited such fee during the first fiscal year of the Fund to an aggregate of .30% of average daily net assets; however, there can be no assurance that the Distributor will continue to voluntarily limit the amount of such fee in the future. Amounts paid to the Distributor under the Distribution Plan may be used by the Distributor to cover expenses that are primarily intended to result in, or that are primarily attributable to, (i) the sale of the shares of the Fund, (ii) ongoing servicing and/or maintenance of the accounts of the Fund's stockholders, and (iii) sub-transfer agency services, sub-accounting services or administrative services related to the sale of the shares of the Fund, all as set forth in the Distribution Plan. Payments under the Distribution Plan are not tied exclusively to the distribution expenses actually incurred by the Distributor and the payments may exceed distribution expenses actually incurred. The Board of Directors of the Company evaluates the appropriateness of the Distribution Plan on a continuing basis and in doing so considers all relevant factors, including expenses borne by the Distributor and amounts received under the Distribution Plan.

    The Distributor or its affiliates may, at their own expense, provide promotional incentives to parties who support the sale of shares of the Fund, consisting of securities dealers who have sold Fund shares or others, including banks and other financial institutions, under special arrangements. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of Fund shares.

    Listed below are persons affiliated with both the Company and the Distributor.

             NAME AND
    PRINCIPAL BUSINESS ADDRESS                 WITH DISTRIBUTOR                         WITH COMPANY
----------------------------------  --------------------------------------  -------------------------------------
Nathan A. Chapman, Jr.              Director, President and Chairman        Director, President and Chairman
The Chapman Co.
401 East Pratt Street
28th Floor
Baltimore, MD 21202

Earl U. Bravo, Sr.                  Senior Vice President, Secretary and    Secretary and Assistant Treasurer
The Chapman Co.                       Assistant Treasurer
401 East Pratt Street
28th Floor
Baltimore, Maryland 21202

M. Lynn Ballard                     Controller, Treasurer and Assistant     Treasurer and Assistant Secretary
The Chapman Co.                       Secretary
401 East Pratt Street
28th Floor
Baltimore, Maryland 21202

EXPENSES

    The Investment Advisor bears all expenses in connection with the performance of its advisory and administrative services. The Company bears all expenses incurred in its operations. Expenses attributable to the Company, but not to a particular Series, will be allocated to each Series on the basis of relative net assets. Similarly, expenses attributable to a particular Series, but not to a particular class, will be allocated to each class thereof on the basis of relative net assets. General Company expenses may include but are not limited to: insurance premiums; Director fees; expenses of maintaining the Company's legal existence; and fees of industry organizations. General Series expenses may include but are not limited to: audit fees; brokerage commissions; registration of the shares of a Series with the SEC and notification fees to the various state securities commissions; fees of the Series' Administrator, Custodian and Transfer Agent or other service providers, costs of obtaining quotations of portfolio securities; and pricing of Series shares.

    Class-specific expenses relating to distribution fee payments associated with a Rule 12b-1 plan for a particular class of shares and any other costs relating to implementing or amending such plan (including obtaining stockholder approval of such plan or any amendment thereto), will be borne solely by stockholders of such class or classes. Other expense allocations which may differ among classes, or which are determined by the Board of Directors to be class-specific, may include but are not limited to: printing and postage expenses related to preparing and distributing required documents such as stockholder reports, prospectuses, and proxy statements to current stockholders of a specific class; SEC registration fees and state "blue sky" fees incurred by a specific class; litigation or other legal expenses relating to a specific class; Director fees or expenses incurred as a result of issues relating to a specific class; and different transfer agency fees attributable to a specific class.

    Notwithstanding the foregoing, the Investment Advisor or other service provider may waive or reimburse the expenses of a specific class or classes to the extent permitted under Rule 18f-3 under the 1940 Act.

BROKERAGE

    The Distributor may effect brokerage transactions for the Fund in compliance with the requirements of the 1940 Act.

CUSTODIAN

    UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri 64141-6226, serves as custodian for the Fund's portfolio securities.

TRANSFER AND DIVIDEND PAYING AGENT AND ACCOUNTING AGENT

    First Data Investor Services Group, 3200 Horizon Drive, PO Box 61503, King of Prussia, Pennsylvania 19406, (800) 441-6580, serves as transfer and dividend paying agent and accounting agent ("First Data" or the "Transfer Agent") for the Fund's shares pursuant to an Investment Company Services Agreement. First Data performs the following duties in its capacity as Transfer Agent to the Fund: maintains the records of stockholder's accounts; answers stockholder inquiries concerning accounts; processes purchases and redemptions of Fund shares; acts as dividend and distribution disbursing agent; and performs other stockholder service functions. Stockholder inquiries should be addressed to the Transfer Agent at (800) 441-6580. As accounting agent, First Data performs certain accounting and pricing services for the Fund, including the daily calculation of the Fund's net asset value. For its transfer and dividend paying agency services under the Investment Company Services Agreement, the Transfer Agent is compensated by a monthly fee calculated according to a fee schedule approved by the Board of Directors of the Company.

                               PURCHASE OF SHARES

    Investor Shares of the Fund may be purchased directly from the Fund at the net asset value per share, plus the applicable sales load, next determined after receipt of the order in proper form by the Transfer Agent. There is a sales load in connection with the purchase of shares which is reduced on purchases involving large amounts and which may be eliminated in certain circumstances described under "PURCHASE OF SHARES -- Purchase Price." The Fund reserves the right to reject any purchase order and to suspend the offering of shares of the Fund. The Fund will not accept a check endorsed over by a third-party. The minimum initial investment is $25, and the minimum subsequent investment is $25. The Fund reserves the right to vary the initial investment minimum and the subsequent investment minimum at any time.

    Purchase orders for Investment Shares of the Fund which are received by the Transfer Agent in proper form prior to the close of regular trading hours on the New York Stock Exchange, Inc. (the "NYSE") (currently 4:00 p.m. Eastern time) on any day that the Fund calculates its net asset value, are priced according to the net asset value determined on that day. Purchase orders for shares of the Fund received after the close of the NYSE on a particular day are priced as of the time the net asset value per share is next determined.

    Purchases may be made in one of the following ways:

PURCHASES BY MAIL

    Investor Shares may be purchased initially by completing the Investment Application included in this Prospectus and mailing it to the Transfer Agent, together with a check payable to DEM Fixed Income Fund Investor Shares, c/o First Data Investor Services Group, 3200 Horizon Drive, PO Box 61503, King of Prussia, PA 19406-0903. All checks for purchase of shares must be drawn on U.S. banks and payable in U.S. dollars.

    Subsequent investments in an existing account in the Fund may be made at any time by sending a check payable to DEM Fixed Income Fund Investor Shares, c/o UMB Bank, N.A., PO Box 412797, Kansas City, MO 64141-2797. Please enclose the stub of your account statement along with the amount of the investment, the name of the account for which the investment is to be made and the account number. Please note: A $20 fee will be charged to your account for any payment check returned to the Custodian.

PURCHASES THROUGH BROKER/DEALERS

    The Fund may accept telephone orders from broker-dealers or service organizations which have been previously approved by the Fund. It is the responsibility of such broker-dealers or service organizations to promptly forward purchase orders and payments for the same to the Fund. Shares of the Fund may be purchased through broker-dealers, banks and bank trust departments who may charge the investor a transaction fee or other fee for their services at the time of purchase.

    Wire orders for shares of the Fund received by the Transfer Agent prior to 4:00 p.m., Eastern Time, are confirmed at that day's public offering price. Orders received by the Transfer Agent after 4:00 p.m., Eastern Time, are confirmed at the public offering price on the following business day.

PURCHASE PRICE

    Shares of the Fund are offered at the public offering price which is the net asset value per share, plus any applicable sales charge. The sales charge is a variable percentage of the offering price depending upon the amount of the sale. No sales charge will be assessed on the reinvestment of distributions. The sales charge will be assessed as follows:

                                                              TOTAL SALES LOAD

                                                                                 DEALER'S
                                                                                REALLOWANCE
                                                   AS A % OF    AS A % OF NET    AS A % OF
                                                   OFFERING        AMOUNT        OFFERING
             AMOUNT OF TRANSACTION                   PRICE        INVESTED         PRICE
Less than $50,000                                      4.75%          4.97%          4.25%
$50,000 to $99,999.99                                  4.25%          4.46%          3.75%
$100,000 to $249,999.99                                3.75%          3.88%          3.25%
$250,000 to $499,999.99                                3.25%          3.38%          3.00%
$500,000 to $749,999.99                                2.75%          2.81%          2.50%
$750,000 to $999,999.99                                2.25%          2.32%          2.00%
$1,000,000 and above                                   1.25%          1.28%          1.00%

    The Distributor will pay the appropriate dealer concession to those selected dealers who have entered into an agreement with the Distributor. The dealer's concession may be changed from time to time. The Distributor may from time to time offer incentive compensation to dealers (which sell shares of the Fund subject to sales charges) allowing such dealers to retain an additional portion of the sales load. A dealer who receives all of the sales load may be considered an "underwriter" under the Securities Act of 1933, as amended. All such sales charges are paid to the securities dealer involved in the trade. The foregoing schedule of sales charges applies to single purchases and to purchases made under a Letter of Intent and pursuant to the Rights of Accumulation, both of which are described below.

RIGHT OF ACCUMULATION

    Reduced sales loads apply to any purchase of Investor Shares by an investor where the aggregate investment in Investor Shares including such purchase, is $50,000 or more. If, for example, an investor previously purchased and still holds Investor Shares, with an aggregate current market value of $40,000 and subsequently purchases Investor Shares having a current value of $20,000, the sales load applicable to the subsequent purchase would be reduced to 4.25% of the offering price. All present holdings of Investor Shares may be combined to determine the current offering price of the aggregate investment in ascertaining the sales load applicable to each subsequent purchase. To qualify for reduced sales loads, at the time of a purchase an investor must notify the Transfer Agent. The reduced sales load is subject to confirmation of an investor's holdings through a check of appropriate records.

LETTER OF INTENT

    By signing a Letter of Intent form, available from the Distributor, an investor becomes eligible for the reduced sales load applicable to the total number of Investor Shares purchased in a 13-month period (beginning up to 90 days prior to the date of execution of the Letter of Intent) pursuant to the terms and conditions set forth in the Letter of Intent less any redemptions by such investor during such period. A minimum initial purchase of $5,000 is required. To compute the applicable sales load, the offering price of Investor Shares you hold (on the date of submission of the Letter of Intent) that may be used toward "Right of Accumulation" benefits described above may be used as a credit toward completion of the Letter of Intent.

    The Transfer Agent will hold in escrow 5% of the amount of shares indicated in the Letter of Intent for payment of a higher sales load if the investor does not purchase the full amount of shares indicated in the Letter of Intent. The escrow will be released when the investor fulfills the terms of the Letter of Intent by purchasing the specified amount. Assuming completion of the total minimum investment specified under a Letter of Intent, an adjustment will be made to reflect any reduced sales load applicable to shares purchased during the 90-day period prior to the submission of the Letter of Intent. In addition, if the investor's purchases qualify for a further sales load reduction, the sales load will be adjusted to reflect the investor's total purchase at the end of 13 months.

    If the total purchases are less than the amount specified, the investor will be requested to remit an amount equal to the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made. If such remittance is not received within 20 days, the Transfer Agent, as attorney-in-fact pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Investor Shares held in escrow to realize the difference. Signing a Letter of Intent does not bind the investor to purchase, or the Fund to sell, the full amount indicated at the sales load in effect at the time of signing, but the investor must complete the intended purchase to obtain the reduced sales load. At the time an investor purchases Investor Shares, he or she must indicate his or her intention to do so under a Letter of Intent.

PURCHASES BY WIRE

    To order Investor Shares by wiring federal funds, the Transfer Agent must first be notified by calling (800) 441-6580 to request an account number and furnish the Fund with your tax identification number. Following notification to the Transfer Agent, federal funds and registration instructions should be wired through the Federal Reserve System to:

                                 UMB BANK, N.A.
                                ABA #10-10-00695
                    FOR: FIRST DATA INVESTOR SERVICES GROUP
                                  A/C [      ]
                  FBO "DEM Fixed Income Fund Investor Shares"
               ACCOUNT OF (exact name(s) of account registration)
                          STOCKHOLDER ACCOUNT #

    A completed application with signature(s) of registrant(s) must be filed with the Transfer Agent immediately subsequent to the initial wire. Investors should be aware that some banks may impose a wire service fee. Stockholders may be subject to 31% federal income tax withholding if the original application is not received.

                              REDEMPTION OF SHARES

    Stockholders may redeem their Investor Shares without charge on any business day that the NYSE is open. See "NET ASSET VALUE." Redemptions will be effective at the net asset value per share next determined after the receipt by the Transfer Agent of a redemption request meeting the requirements described below. The Fund normally sends redemption proceeds on the next business day, but in any event redemption proceeds are sent within seven calendar days of receipt of a redemption request in proper form. Payment may also be made by wire directly to any bank previously designated by the stockholder in a stockholder account application. There is a $9.00 charge for redemptions by wire which will be deducted from redemption proceeds. Please note that the stockholder's bank also may impose a fee for wire service. The Fund will not honor redemption requests of stockholders who recently purchased shares by check until it is reasonably satisfied that the purchase check has cleared, which may take up to fifteen days from the purchase date. To avoid delays of this kind, you may wish to purchase by wire if you are planning on redeeming your shares in the near future.

    Except as noted below, redemption requests received in proper form by the Transfer Agent prior to the close of regular trading hours on the NYSE on any business day that the Fund calculates its per share net asset value are effective that day.

    Redemption requests received after the close of the NYSE are effective as of the time the net asset value per share is next determined.

    Investor Shares of the Fund may be redeemed through certain brokers, financial institutions or service organizations, banks and bank trust departments who may charge the investor a transaction fee or other fee for their services at the time of redemption. Such fees would not otherwise be charged if the shares were directly redeemed from the Fund.

    The Fund will satisfy redemption requests in cash to the fullest extent feasible, so long as such payments would not, in the opinion of the Investment Advisor or the Board of Directors, result in the necessity of the Fund selling assets under disadvantageous conditions and to the detriment of the remaining stockholders of the Fund.

    Pursuant to the Company's Charter, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. However, the Fund has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund, during any 90 day period for any one stockholder. Payments in excess of this limit will also be made wholly in cash unless the Board of Directors believes that economic conditions exist which would make such a practice detrimental to the best interests of the Fund. Any portfolio securities paid or distributed in-kind would be valued as described under "NET ASSET VALUE." In the event that an in-kind distribution is made, a stockholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. In-kind payments need not constitute a cross-section of the Fund's portfolio. Where a stockholder has requested redemption of all or a part of the stockholder's investment, and where the Fund completes such redemption in-kind, the Fund will not recognize gain or loss for federal tax purposes, on the securities used to complete the redemption but the stockholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the stockholder's basis in the Fund shares redeemed. Investor Shares may be redeemed in one of the following ways:

REDEMPTION BY MAIL

    Shares may be redeemed by submitting a written request for redemption to the Transfer Agent at First Data Investor Services Group, 3200 Horizon Drive, PO Box 61503, King of Prussia, PA 19406-0903.

    A written redemption request to the Transfer Agent must: (i) identify the stockholder's account number, (ii) state the number of shares or dollars to be redeemed and (iii) be signed by each registered owner exactly as the shares are registered. A redemption request for amounts above $25,000 or redemption requests for which proceeds are to be mailed somewhere other than the address of record, must be accompanied by signature guarantees. Signatures must be guaranteed by an "eligible guarantor institution" as defined in Rule 14Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. Broker-dealers guaranteeing signatures must be members of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians.

    A redemption request will not be deemed to be properly received until the Transfer Agent receives all required documents in proper form. Questions with respect to the proper form for redemption requests should be directed to the Transfer Agent at (800) 441-6580.

REDEMPTION BY TELEPHONE

    Stockholders who have so indicated on the application, or have subsequently arranged in writing to do so, may redeem shares by instructing the Transfer Agent by telephone. In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent at the address listed above. The request must be signed by each stockholder of the account with signature guarantees as described previously.

    Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Fund will use such procedures as are considered reasonable, including requesting a stockholder to correctly state his or her Fund account number, the name in which his or her account is registered, his or her banking institution, bank account number and the name in which his or her bank account is registered. To the extent that the Fund fails to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized.

    The Fund reserves the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time by the Fund.

ADDITIONAL INFORMATION

    The Fund also reserves the right to involuntarily redeem an investor's account where the account is worth less than the minimum initial investment required when an account is established, currently $25. (Any redemption of shares from an inactive account established with a minimum investment may reduce the amount below the minimum initial investment, and could subject the account to redemption initiated by the Fund.) The Fund will advise the stockholder of such intention in writing at least sixty (60) days prior to effecting such redemption, during which time the stockholder may purchase additional shares in any amount necessary to bring the account back to $25. The Fund currently does not intend to exercise this right; however, no assurance can be made that the Fund will not determine to exercise this right in the future.

    If the Board of Directors determines that it would be detrimental to the best interest of the remaining stockholders of the Fund to make payment in cash, the Fund may pay the redemption price in whole or in part by distribution in kind of readily marketable securities, from the Fund, within certain limits prescribed by the SEC. Such securities will be valued on the basis of the procedures used to determine the net asset value at the time of the redemption. If shares are redeemed in kind, the redeeming stockholder will incur brokerage costs in converting the assets into cash.

    Securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

                                NET ASSET VALUE

    The net asset value of shares of the Fund is determined each business day as of the close of trading on the NYSE (currently 4:00 p.m. Eastern Time). Options and futures contracts are valued at their daily quoted settlement price on the exchange on which they are traded and are included in such net asset value determination. The NYSE is scheduled to be open Monday through Friday throughout the year except for certain Federal and other holidays. The net asset value per Investor Share of the Fund is calculated by adding the Investor Shares' pro rata share of the value of the Fund's assets, deducting the Investor Shares' pro rata share of the Fund's liabilities and the liabilities specifically allocated to Investor Shares and then dividing the result by the total number of outstanding Investor Shares. Fund securities listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security's principal exchange on that day. Securities that are traded over-the-counter are valued, if bid and asked quotations are available, at the mean between the current bid and asked prices. If bid and asked quotations are not available, then over-the-counter securities are valued through valuations obtained from a commercial pricing service or as determined in good faith by the Board of Directors. In making this determination the Board considers, among other things, publicly available information regarding the issuer, market conditions and values ascribed to comparable companies. In instances where the price determined above is deemed not to represent fair market value, the price is determined in such manner as the Board may prescribe. Investments in short-term debt securities having a maturity of 60 days or less are valued at amortized cost if their term of maturity from the date of purchase was less than 60 days, or by amortizing their value on the 61st day prior to maturity if their term to maturity from the date of purchase when acquired by the Fund was more than 60 days, unless this is determined by the Board of Directors not to represent fair value. All other securities and assets are taken at fair value as determined in good faith by the Board of Directors, although the actual calculation may be done by others. Income and expenses (including advisory and administration fees) are accrued daily and taken into account in computing net asset value.

                                   DIVIDENDS

    The Fund calculates its dividends, if any, from net investment income. Net investment income includes interest accrued and dividends earned on the Fund's portfolio securities for the applicable period less applicable expenses. The Fund declares dividends, if any, from its net investment income quarterly and net realized capital gains annually unless such capital gains are used to offset losses carried forward from prior years, in which case no such capital gains will be distributed.

    Dividends paid by the Fund with respect to Investor Shares and Institutional Shares are calculated in the same manner and at the same time. Both classes will share proportionately in the investment income and expenses of the Fund, except that the per share dividends of Investor Shares will differ from the per share dividends of Institutional Shares as a result of additional distribution expenses applicable to Investor Shares.

    Unless an investor instructs the Fund to pay dividends or distributions in cash, dividends and distributions will automatically be reinvested in additional Investor Shares of the Fund at net asset value. The election to receive dividends in cash may be made on the account Application or subsequently, by writing to the Transfer Agent at First Data Investor Services Group, 3200 Horizon Drive, PO Box 61503, King of Prussia, Pennsylvania 19406, or by calling the Transfer Agent at (800) 441-6580. Any check in payment of dividends or other distributions which cannot be delivered by the Post Office or which remains uncashed for a period of more than one year may be reinvested in the stockholder's account at the then current net asset value and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the ex-dividend date at the net asset value determined at the close of business on that date. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital although such dividends and distributions are subject to taxes.

                                     TAXES

    The following discussion reflects applicable tax laws as of the date of this Prospectus.

TAXATION OF THE FUND

    The Fund intends to elect and intends to qualify each year to be treated as a regulated investment company (a "RIC") for federal income tax purposes in accordance with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify, the Fund (see "OTHER

INFORMATION -- Capital Stock"), must satisfy certain tests regarding the source of its income, diversification of its assets and distribution of its income. If the Fund otherwise qualifies as a regulated investment company and the Fund distributes to its stockholders at least 90% of its investment company taxable income, then the Fund will not be subject to federal income tax on the income so distributed. However, the Fund would be subject to corporate income tax on any undistributed income. In addition, the Fund will be subject to a nondeductible 4% excise tax on the amount by which the distributed amount in any calendar year is less than a sum of (i) 98% of its ordinary income; (ii) 98% of its capital gain net income; and (iii) any prior year underdistributions.

    If in any year the Fund fails to qualify under Subchapter M as a regulated investment company, the Fund would incur a corporate income tax on its taxable income for the year, and the entire amount of the Fund's distribution would generally be characterized as ordinary income.

TAXATION OF STOCKHOLDERS

    DISTRIBUTIONS

    In general, all distributions to stockholders attributable to the Fund's investment company taxable income will be taxable as ordinary income whether paid in cash or reinvested in additional shares of the Fund.

    The Fund intends to distribute any net capital gain annually and intends to designate the appropriate term of those capital gain distributions for tax purposes. In general, if the Fund designates a dividend as a capital gain dividend, it will designate the dividend as a 20% rate gain distribution, an unrecaptured Section 1250 gain distribution or a 28% rate gain distribution. Capital gains dividends are taxable to stockholders regardless of whether the dividends are paid in cash or reinvested in additional shares of the Fund and regardless of how long a stockholder has held shares in the Fund. Distributions of short-term capital gain dividends result in ordinary income.

    Stockholders receiving distributions in the form of additional shares of the Fund will be treated for federal income tax purposes as having received the amount of cash used to purchase such shares. In general, the basis of such shares will equal the price paid for such shares.

    SALES OF SHARES

    In general, if a share of the Fund is redeemed, the stockholder will recognize gain or loss equal to the difference between the amount realized on the sale and the stockholder's adjusted basis in the share. Any gain or loss realized upon a sale of shares by a stockholder who is not a dealer in securities will generally be treated as capital gain or loss and capital gain or loss will be long-term capital gain or loss if the shares that were sold had been held for more than one year. Long-term capital gains on shares held more than one year but not more than 18 months by individuals will be taxed at no higher than a 28% rate, and long-term capital gains on shares held more than 18 months by individuals will be taxed at no higher than a 20% rate. However, any loss recognized by a stockholder on shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the stockholder and the stockholder's share of undistributed net capital gain. In addition, any loss realized on a sale of shares will be disallowed to the extent the shares disposed of are replaced within a period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

    BACKUP WITHHOLDING

    The Fund may be required to withhold federal income tax at the rate of 31% of any dividend or redemption payments made to certain stockholders if such stockholders have not provided a correct taxpayer identification number and certain required certifications to the Company, or if the Secretary of the Treasury notifies the Company that the taxpayer identification number provided by a stockholder is not correct or that the stockholder has previously underreported its interest and dividend income. Stockholders can credit such withheld income taxes against their income tax liabilities.

    The foregoing discussion is a summary of certain of the current federal income tax laws regarding the Fund and investors in the shares of the Fund and does not deal with all of the federal income tax consequences applicable to the Fund, or to all categories of investors, some of which may be subject to special rules. Prospective investors should consult their own tax advisers regarding the federal, state, local, foreign and other tax consequences to them of investments in the Fund. For additional tax information, see "TAXATION" in the Fund's Statement of Additional Information.

                               OTHER INFORMATION

CAPITAL STOCK

    The Company was incorporated on November 22, 1988 under the laws of the State of Maryland under the name The Chapman Funds, Inc. It is a registered open-end, management investment company under the 1940 Act set up as a "series fund" which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for tax and other purposes. A stockholder of one Series is not deemed to be a stockholder of any other Series. The Fund is diversified under the 1940 Act. The Company's charter authorizes the Board of Directors to issue 10 billion full and fractional shares of common stock, par value $.001 per share, of which 500 million shares are designated DEM Fixed Income Fund Investor Shares. Under the Company's charter and Maryland law, the Board of Directors has the power to classify or reclassify any unissued shares of the Company into one or more additional classes by setting or changing in any one or more respects their relative rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. The Board of Directors may similarly classify or reclassify any class of its shares into one or more series and, without stockholder approval, may increase the number of authorized shares of the Company. All shares of the Fund, when issued, will be fully paid and nonassessable.

    The Fund offers a separate class of shares, the Institutional Shares, to institutional investors through a separate prospectus. Shares of each class represent equal pro rata interests in the Fund's common investment portfolio and accrue dividends and calculate net asset value and performance quotations in the same manner. However, Institutional Shares are sold without a load and may have different sales charges and other expenses, which may affect performance.

    All shares of the Company have equal voting rights and will be voted in the aggregate, and not by class, except where class voting is required by law or the matter affects only one class. There is no provision for cumulative voting.

    The Company is not required under Maryland law to hold annual meetings of stockholders for the election of Directors and currently does not intend to do so. Stockholders have the right to call for a meeting to consider the removal of one or more of the Company's Directors if the request is made in writing by the holders of at least 10% of the Company's outstanding voting securities. The Company will assist in calling the meeting as required under the 1940 Act.

    Stockholders of record will receive unaudited semi-annual reports and an annual report containing financial statements audited by independent auditors. Investors may obtain information about the Institutional Shares or the other classes of the Company by contacting the Distributor at the telephone number listed on the back of this Prospectus.

STOCKHOLDER INQUIRIES

    Investors may write or call the Distributor or the Transfer Agent at the addresses and telephone numbers on the back cover of this Prospectus with any questions relating to their investment or other series or classes of the Company.

CONTROLLING STOCKHOLDER

    As of the date of this Prospectus, the Investment Advisor owns one Investor Share and one Institutional Share of the Fund which comprises 100% of the Fund's outstanding Common Stock. Because one stockholder owns in excess of 25% of the issued and outstanding Common Stock of the Fund, such stockholder is deemed to control the Fund. Accordingly, such stockholder has significant power to affect the affairs of the Fund or to determine or influence the outcome of matters submitted to a vote of the stockholders of the Fund.

    The Investment Adviser is a wholly-owned subsidiary of Chapman Capital Management Holdings, Inc. Nathan A. Chapman, Jr., who is the controlling stockholder of Chapman Capital Management Holdings, Inc., is a controlling person (as that term is defined under the 1940 Act) of Chapman Capital Management Holdings, Inc. and, therefore, a controlling person of the Investment Adviser.

THE YEAR 2000 PROBLEM

    Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by its Investment Advisor and other service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Company is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.

                                                                      APPENDIX A

                             CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE, INC.

Aaa              Bonds that are rated Aaa are judged to be of the best quality. they carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa               Bonds that are rated Aa are judged to be of high quality by all standards.
                 Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in
                 Aaa Securities.

A                Bonds that are rated A possess may favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa              Bonds that are rated Baa are considered as medium-grade obligations i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba               Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B                Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Moody's applies numerical modifiers (l, 2, and 3) with respect to the bonds rated "Aa" through "B". The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

Caa              Bonds that are rated Caa are of poor standing. These issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca               Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C                Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STANDARD & POOR'S RATINGS GROUP

AAA              This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA               Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

A                Principal and interest payments on bonds in this category are regarded as safe. Debt rated A has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB              This is the lowest investment grade. Debt rated BBB has an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

                 Debt rated BB, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation, and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Debt rated
                 C1 is reserved for income bonds on which no interest is being paid and debt rated D is in payment default.

                 In July 1994, S&P initiated an "r" symbol to its ratings. The "r" symbol is attached to derivatives, hybrids and certain other obligations that S&P believes may experience high variability in expected returns due to non-credit risks created by the terms of the obligations.

    "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

    "NR" indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE INCLUDED IN THIS PROSPECTUS OR IN SUPPLEMENTAL SALES LITERATURE ISSUED BY THE FUND OR ITS DISTRIBUTOR.

                            ------------------------

INVESTMENT ADVISOR:

CHAPMAN CAPITAL
MANAGEMENT, INC.
  World Trade Center -- Baltimore
  401 East Pratt Street, 28th Floor
  Baltimore, Maryland 21202
  (410) 625-9656

TRANSFER AND DIVIDEND PAYING AGENT AND ACCOUNTING AGENT:

FIRST DATA INVESTOR
SERVICES GROUP
  3200 Horizon Drive
  PO Box 61503
  King of Prussia, Pennsylvania 19406
  (800) 441-6580

CUSTODIAN:

UMB BANK, N.A.
  928 Grand Avenue
  Kansas City, Missouri 64141-6226

DISTRIBUTOR:

THE CHAPMAN CO.
  World Trade Center -- Baltimore
  401 East Pratt Street, 28th Floor
  Baltimore, Maryland 21202
  (410) 625-9656
  (800) 752-1013

                                     [LOGO]

                             DEM FIXED INCOME FUND
                                INVESTOR SHARES

                              A DOMESTIC EMERGING
                               MARKETS INVESTMENT
                                  OPPORTUNITY

                             ---------------------

                                   PROSPECTUS

                             ---------------------

                                          , 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THIS REGISTRATION STATEMENT AND THE INFORMATION CONTAINED HEREIN ARE SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY AN OFFER TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. UNDER NO CIRCUMSTANCES SHALL THIS REGISTRATION STATEMENT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY JURISDICTION IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH JURISDICTION.

                             SUBJECT TO COMPLETION:

                  Preliminary Prospectus dated: June 12, 1998

                      Prospectus dated:            , 1998
                             DEM FIXED INCOME FUND
                              INSTITUTIONAL SHARES

    The DEM Fixed Income Fund (the "Fund"), is a series of The Chapman Funds, Inc. (the "Company"), an open-end, management investment company, known as a series fund (the Fund and each other series of the Company are herein referred to as a "Series"). The principal investment objective of the Company is high current income with the potential for capital appreciation through investment in income securities of "Domestic Emerging Markets" that it believes are positioned for growth. Domestic Emerging Markets are companies that are controlled by African Americans, Hispanic/Latino Americans, Asian Americans and women that are located in the United States and its territories ("DEM Companies"). Domestic Emerging Markets may also include asset-backed securities and securitized mortgage and other debt primarily of individuals within the above listed ethnic groups that are located in the United States. The Fund's portfolio will have no maturity restrictions and the average portfolio maturity will be in the judgment of the Fund's investment advisor. The Company may invest up to 35% of its total assets in lower grade fixed income securities of domestic companies commonly referred to as "junk bonds," which involve a high degree of risk and are predominantly speculative. The Company also may utilize leverage. See "INVESTMENT OBJECTIVES AND POLICIES." BECAUSE OF THE NATURE OF THE FUND'S INVESTMENTS AND CERTAIN STRATEGIES IT MAY USE, AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS AND MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

    The Fund offers two classes of shares, Investor Shares and Institutional Shares. Institutional Shares are offered by this Prospectus. Institutional Shares have no load; however, individual investors may purchase Institutional Shares only through institutional stockholders of record, broker-dealers, financial institutions, depository institutions, retirement plans and other financial intermediaries ("Institutions"). The Institutional Shares impose a 12b-1 fee of up to .25% per annum, which is the economic equivalent of a sales charge and the minimum initial investment in Institutional Shares is currently $25,000 with no minimum subsequent investment. The Fund's Investor Shares are available for purchase by individuals directly and are offered by a separate prospectus.

    This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information dated the same date as this prospectus and containing additional information about the Fund has been filed with the Securities and Exchange Commission (the "SEC") and is hereby incorporated by reference in its entirety into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling The Chapman Co. at (800) 752-1013.

                               TABLE OF CONTENTS

Fund Expenses..........................................................................          2
Investment Objectives..................................................................          3
Risk Factors...........................................................................          8
Management.............................................................................         10
Purchase of Shares.....................................................................         13
Redemption of Shares...................................................................         14
Net Asset Value........................................................................         16
Dividends..............................................................................         17
Taxes..................................................................................         17
Other Information......................................................................         19

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Domestic Emerging Markets-Registered Trademark- is a registered trademark and DEM-TM-, DEM Profile-TM-, DEM Universe-TM-, DEM Company-TM- and DEM Index-TM-are trademarks of Nathan A. Chapman, Jr.

               A DOMESTIC EMERGING MARKETS INVESTMENT OPPORTUNITY

                                 FUND EXPENSES

    The following table lists the costs and expenses an investor will incur either directly or indirectly as a stockholder of the Fund based on an estimate of the Fund's operating expenses for the current fiscal year:

                                                                                                   INSTITUTIONAL
                                                                                                      SHARES
                                                                                                -------------------
STOCKHOLDER TRANSACTION EXPENSES
  Maximum Sales Load Imposed on Purchases
    (as a percentage of offering price).......................................................               0%
  Maximum Deferred Sales Load.................................................................               0%
  Maximum Sales Load Imposed on Reinvested
    Dividends and other Distributions.........................................................               0%
  Redemption Fee
    (as a percentage of amount redeemed)......................................................               0%

ANNUAL EXPENSES (as a percentage of net assets) (1)
    Management Fees (after Institutional Share fee waiver) (2)................................            0.60%
    12b-1 Fees................................................................................            0.25%
    Other Expenses (3)........................................................................            1.22%
    Total Fund Operating Expenses (estimated) (4).............................................            2.07%

------------------------

(1) See "MANAGEMENT."

(2) The Investment Advisor receives an advisory fee at an annual rate of up to a total of .90% of the average weekly net assets of the Fund attributable to Institutional Shares. The Investment Advisor has voluntarily limited such fee during the first fiscal year of the Fund to an aggregate of .60% of average weekly net assets; however, there can be no assurance that the Investment Advisor will continue to voluntarily limit the amount of such fee in the future.

(3) Based upon estimated amounts of expenses for the Fund's current fiscal year.

(4) Estimated Total Fund Operating Expenses are currently $206,650 net of the fee amount expected to be waived pursuant to the Investment Advisor's voluntary fee limitation.

    In the absence of the Investment Advisor's voluntary fee limitation, estimated Total Fund Operating Expenses would currently be $236,650.

    The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in the Fund. These amounts are based upon payment by the Fund of operating expenses (excluding offering expenses) at the levels set forth in the table above.

    EXAMPLE

    An investor would pay the following expenses on a $1,000 investment assuming a 5% annual return, reinvestment of all dividends and distributions at net asset value and redemption at the end of each time period:

                                                                            INSTITUTIONAL SHARES
                                                                            ---------------------

1 Year....................................................................        $      21

3 Years...................................................................        $      65

    The purpose of the foregoing table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. "Other Expenses" are based on estimated amounts for the current fiscal year. Long-term investors in the Fund could pay more in 12b-1 fees than the economic equivalent of the maximum front-end sales charges permitted by the National

Association of Securities Dealers, Inc. (the "NASD") THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OF THE FUND AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Moreover, while the examples assume a 5% annual return, the Fund's performance will vary and may result in a return greater or less than 5%. For a further description of the various costs and expenses incurred in the Fund's operation, see "MANAGEMENT."

                             INVESTMENT OBJECTIVES

GENERAL

    The Fund's investment portfolio will seek high current income with the potential for capital appreciation through investment in income securities such as preferred stock, bonds, debentures, notes, and other similar securities of Domestic Emerging Markets that it believes are positioned for growth. Domestic Emerging Markets are companies that are controlled by African Americans, Hispanic/Latino Americans, Asian Americans and women that are located in the United States and its territories ("DEM Companies"). Domestic Emerging Markets may also include asset-backed securities and securitized mortgage and other debt primarily of individuals within the above listed ethnic groups that are located in the United States. The Fund's portfolio will have no maturity restrictions and the average portfolio maturity will be in the judgment of the Fund's investment advisor, Chapman Capital Management, Inc. (the "Investment Advisor"). THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS STATED OBJECTIVE.

    The Investment Advisor has identified a universe (the "DEM Universe") of approximately 170 DEM Companies that it expects will continue to grow. In determining whether a specific portfolio company is "controlled" by African Americans, Asian Americans, Hispanic/Latino Americans or women, and therefore a DEM Company eligible for inclusion in the DEM Universe, the Investment Advisor applies the following criteria: at least 10% of the company's outstanding voting securities must be beneficially owned by members of one or more of the listed groups and at least one of the company's top three executive officers must be a member of one or more of the listed groups.

    The Fund intends to invest in DEM Companies with both large and small market capitalizations; however, since the DEM Universe includes a large proportion of companies with small market capitalizations, a significant portion of the Fund's portfolio that is invested pursuant to the DEM Index strategy will be small capitalization companies.

    The yield and share price of the Fund will change daily based on changes in interest rates and market conditions, and in response to other economic, political or financial events. The types and maturities of the securities the Fund purchases and the credit quality of their issuers will impact the Fund's performance in response to these events. The total return from a bond includes both income and price gains or losses. While income is the most important component of bond returns, over time, the Fund's emphasis on income does not mean the Fund invests only in the highest-yielding bonds available, or that it can avoid losses of principal.

    In general, bond prices, and the value of the Fund's portfolio, will rise when interest rates fall and fall when interest rates rise. Longer-term bonds are usually more sensitive to interest rate changes. In other words, the longer the maturity of a bond, the greater the impact a change in interest rates is likely to have on the bond's price. In addition, short-term interest rates and long-term interest rates do not necessarily move in the same amount or in the same direction. A short-term bond tends to react to changes in short-term interest rates and a long-term bond tends to react to changes in long-term interest rates. The Fund's Investment Advisor will consider interest rates, price volatility and other factors when managing the average maturity of the Fund's portfolio.

    The value of the Fund's portfolio is also affected by the credit quality of the issuers of portfolio securities. Changes in the financial condition of an issuer, changes in general economic conditions, and changes in specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Lower quality bonds generally tend to be more sensitive to these changes than higher quality bonds. The Fund may invest in fixed-income securities rated in the lower rating categories of recognized statistical rating agencies, such as securities rated "CCC" or lower by S&P or "Caa" or lower by Moody's or non-rated securities of comparable quality. These debt securities are predominantly speculative, involve major risk exposure to adverse conditions and are often referred to in the financial press as "junk bonds." The Fund is permitted to invest up to 35% of its assets in such "non-investment grade" or "junk" securities. See "RISK FACTORS -- Lower Rated Securities" and Appendix A.

    The Fund may invest up to 20% of its assets in equity securities. Equity securities may include common stocks, preferred stocks, convertible securities and warrants. Common stocks, the most familiar type of equity security, represent an ownership interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a portfolio company's financial condition and on overall market and economic conditions. The prices of smaller capitalization companies are especially sensitive to these factors.

    The Fund will not invest in foreign securities (including American Depository Receipts) which policy is a fundamental policy which it may not change without the approval of the holders of a majority of its outstanding voting securities. For more information about the Fund and its investment objectives and policies, including fundamental policies, see "INVESTMENT PROGRAM" in the Statement of Additional Information.

DEBT SECURITIES

    Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

    U.S. Government Securities are high-quality debt instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, U.S. Government securities such as those issued by Fannie Mae are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. Other U.S. Government securities such as those issued by the Federal Farm Credit Banks Funding Corporation are supported only by the credit of the entity that issued them.

    Asset-Backed Securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. In addition, these securities may be subject to prepayment risk. Prepayment risk occurs when the issuer of a security can prepay principal prior to the security's maturity. Securities subject to prepayment risk generally offer less potential for gains during a declining interest rate environment, and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security may be difficult to predict and result in greater volatility.

    Mortgage securities include interests in pools of commercial or residential mortgages, and may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. Mortgage securities may be issued by agencies or instrumentalities of the U.S. Government or by private entities. The price of a mortgage security may be significantly affected by changes in interest rates. Some mortgage securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their prices highly volatile. Also, mortgage securities, especially stripped mortgage-backed securities, are subject to prepayment risk.

    Stripped securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

    Real estate-related instruments include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real-estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

BORROWING

    The Fund may not issue senior securities, borrow money or pledge its assets, except that it may borrow from banks in amounts aggregating not more than 33 1/3% of the value of the Fund's total assets (calculated when the loan is made) to take advantage of investment opportunities and may pledge up to 33 1/3% of the value of its total assets to secure such borrowings. The Fund may purchase securities on margin pursuant to margin arrangements with banks up to the limits set forth above for bank borrowings. The Fund is also authorized to borrow an additional 5% of its total assets without regard to the foregoing limitations for temporary purposes such as clearance of portfolio transactions and share redemptions.

    The use of borrowings by the Fund may involve leverage that creates an opportunity for increased net income, but also creates special risks. In particular, if the Fund borrows or otherwise uses leverage to invest in securities, any investment gains made on the securities in excess of interest or other amounts paid by the Fund will cause the net asset value of the Fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on borrowed money) to the Fund, the net asset value of the Fund's shares will decrease faster than would otherwise be the case.

    To reduce these risks, the Fund will limit its borrowings to 33 1/3% of the value of its total assets. If the Fund's asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce its borrowings.

SECURITIES LENDING/REPURCHASE AGREEMENTS

    The Fund may, but is not required to, utilize various investment techniques for hedging, risk management and other investment purposes. These investment techniques may include, but are not limited to, lending of portfolio securities and entering into "repurchase agreements." Up to 20% of the Fund's assets may be invested pursuant to such techniques for hedging and risk management purposes or when, in the opinion of the Investment Advisor, such techniques can be expected to yield a higher investment return than other investment options.

    To the extent that the Fund seeks to increase its income by lending portfolio securities, such securities loans will be secured by collateral in cash, cash equivalents, U.S. government securities, or such other collateral as may be permitted under the Fund's investment program and by regulatory agencies. The Fund may enter into repurchase agreements pertaining to the securities in which it may invest with securities dealers or member banks of the Federal Reserve System. Repurchase agreements facilitate portfolio management and allow the Fund to earn additional revenue. If the Fund enters into repurchase agreements, it will do so in order to increase liquidity or as a temporary investment while the Fund is evaluating the acquisition of suitable investments. See "INVESTMENT PROGRAM" in the Statement of Additional Information.

ILLIQUID SECURITIES/ PRIVATE VENTURE CAPITAL FUNDS

    While the Fund intends to concentrate on publicly traded securities, it may also invest in non-publicly traded securities of DEM Companies, such as those of privately-held companies or private placements of public companies. The portion of the Fund's assets invested in these non-publicly traded securities will vary over time depending on investment opportunities and other factors; however, an investment in such securities will be considered illiquid and therefore be subject to the Fund's limitation on the purchase of illiquid securities. The Fund may not invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market and securities that are restricted securities as defined in Rule 144 under the Securities Act ("Illiquid Securities"). Illiquid Securities include securities which have not been registered under the Securities Act, sometimes referred to as private placements, and are purchased directly from the issuer or in the secondary market. To the extent that the Fund is permitted to invest in Illiquid Securities, the Fund may be deemed to act as an underwriter to portfolio companies. See "RISK FACTORS -- Non-Publicly Traded Securities" and "INVESTMENT PROGRAM -- Non-Publicly Traded and Illiquid Securities" in the Statement of Additional Information.

    As an alternative to direct investments in Illiquid Securities, the Fund may invest up to 10% of its assets in private venture capital funds including United States private limited partnerships or other investment funds ("Private Funds") that themselves invest in Illiquid Securities. The Investment Advisor believes that an investment in Private Funds may offer individual investors the opportunity to participate in investment opportunities typically available only to large institutions and accredited investors. Although the Fund's investments in Private Funds are limited to a maximum of 10% of the Fund's assets, these investments are highly speculative and volatile and may produce gains or losses in this portion of the Fund's portfolio that exceed those of the Fund's other holdings and of more mature companies generally.

    To the extent that these Private Funds are investment companies for purposes of the 1940 Act, the Fund's ability to invest in them will be limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and, (iii) 10% of the Fund's total assets in the aggregate. In addition, Fund stockholders will remain subject to the Fund's expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Fund to dispose of interests in Private Funds is very limited and will involve the risks described under "RISK FACTORS -- Non-Publicly Traded Securities" and "INVESTMENT PROGRAM -- Non-Publicly Traded and Illiquid Securities" in the Statement of Additional Information. In valuing the Fund's holdings of interests in Private Funds, the Fund will be relying on the most recent reports provided by the Private Funds themselves prior to calculation of the Fund's net asset value. These reports, which are provided on an infrequent basis, often depend on the subjective valuations of the managers of the Private Funds and, in addition, would not generally reflect positive or negative subsequent developments affecting companies held by the Private Fund. See "NET ASSET VALUE." The securities of Private Funds will typically themselves be classified as Illiquid Securities by the Board of Directors. Accordingly, the Fund's total investment in Illiquid Securities, including Private Funds, is limited to 15% of the Fund's assets with no more than 10% of the Fund's assets invested in Private Funds.

OPTIONS

    The Fund may invest up to 15% of its total assets, represented by the premium paid, in the purchase of call and put options in respect of specific securities in which the Fund may invest. The Fund may write covered call and put option contracts to the extent of 15% of the value of its net assets at the time such option contracts are written. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at the exercise price at any time during the option period.

Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at the exercise price at any time during the option period. A covered call option sold by the Fund, which is a call option with respect to which the Fund owns the underlying security, exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security which might otherwise have been sold to protect against depreciation in the market price of the security. A covered put option sold by the Fund exposes the Fund during the term of the option to a decline in price of the underlying security. A put option sold by the Fund is covered when, among other things, cash or liquid securities are placed in a segregated account with the Fund's custodian to fulfill the obligation undertaken.

    To close out a position when writing covered options, the Fund may make a "closing purchase transaction," which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it has previously written on the security. To close out a position as a purchaser of an option, the Fund may make a "closing sale transaction," which involves liquidating its position by selling the option previously purchased. The Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof. The Fund intends to treat options in respect of specific securities that are not traded on a national securities exchange or the Nasdaq National Market and the securities underlying covered call options written by the Fund as Illiquid Securities subject to the Fund's investment limitation on Illiquid Securities set forth above.

                                  RISK FACTORS

    INVESTORS SHOULD CONSIDER THE FOLLOWING RISK FACTORS ASSOCIATED WITH AN INVESTMENT IN THE FUND.

    An investment in the Fund's shares does not constitute a complete investment program since it involves the risks inherent in seeking high current income with the potential for capital appreciation through investment in income securities and is not recommended for investors who are unwilling to accept significant fluctuations in share price. The value of the Fund's investments will vary from day to day and generally reflect market conditions, interest rates and other company, political or economic news. In the short term, bond prices can fluctuate dramatically in response to these factors. When you sell your shares, they may be worth more or less than what you paid for them.

INVESTMENT IN SMALL COMPANIES

    Because the Fund intends to invest a large proportion its assets in securities of emerging companies with small market capitalizations, an investor should be aware of certain special considerations and risk factors relating to investments in such companies. No assurance can be given that securities of small emerging companies will appreciate, that a sufficient number of appropriate investments will be available or that the Fund's particular investment choices will be successful. Investors should also be aware of considerations and risks relating to the Fund's investment practices.

    Investing in small capitalization companies can involve greater risk than is customarily associated with investing in securities of larger, more established companies. Small emerging companies may be subject to greater earnings fluctuation, lack of established markets for products or services, more limited financial resources and less depth of experienced management. Securities of small emerging companies generally have more limited marketability and may be subject to greater price volatility than securities of larger companies. They may be dependent for management on one or a few key persons, and can be more susceptible to losses and risks of bankruptcy. Transaction and trading costs in smaller capitalization company securities may be higher than those of larger capitalization companies, primarily because of more limited volumes and fewer active market makers. These risks are in addition to the risks normally associated with any strategy seeking high current income with the potential for capital appreciation through investment in a portfolio of income securities. Furthermore, such securities are often traded on markets such as the OTC Bulletin Board and the Pink Sheets where the trading market is thinner and the spread between bid and offer prices is often larger than on the major exchanges or Nasdaq system. The nature of these trading markets subjects the Fund to the risk that should the need arise to rapidly liquidate its position in such securities, for example to cover net redemptions, the Fund's activities could aversely affect the market price of such securities, resulting in a requirement that the Fund sell its position below the price that is deemed to be representative of their value and, accordingly, the value of the Fund's net assets could be adversely affected.

LOWER RATED SECURITIES

    The Fund may invest in fixed-income securities rated in the lower rating categories of recognized statistical rating agencies, such as securities rated "CCC" or lower by S&P or "Caa" or lower by Moody's or non-rated securities of comparable quality. These debt securities are predominantly speculative, involve major risk exposure to adverse conditions and are often referred to in the financial press as "junk bonds." See Appendix A.

NON-PUBLICLY TRADED AND ILLIQUID SECURITIES

    The Fund may invest up to 15% of its net assets in Illiquid Securities, which term includes securities that are illiquid by virtue of the absence of a readily available market and securities that are restricted securities as defined in Rule 144 under the Securities Act. These securities are less liquid than publicly traded securities, and the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Difficulty in selling these securities may result in a loss or may be costly to the Fund.

LIMITED EXPERIENCE OF THE INVESTMENT ADVISOR

    The Investment Advisor has acted as investment manager for various balanced and equity portfolios and currently advises a money market fund and an equity fund that concentrates on DEM Company equity securities that are each a separate Series of the Company. Further, the Investment Advisor has acted and is currently acting as an investment advisor and manager for DEM, Inc., a closed-end, non-diversified management investment company which concentrates on DEM Company securities. However, prior to 1998, the Investment Advisor has not acted as an advisor to an open-end management investment company that invests in fixed income securities.

POTENTIAL CONFLICT OF INTEREST

    The Fund may utilize the Distributor, The Chapman Co., a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the NASD, in connection with the purchase or sale of portfolio securities in certain circumstances. The Investment Advisor is a wholly-owned subsidiary of Chapman Capital Management Holdings, Inc. Mr. Nathan A. Chapman, Jr., the President and Chairman of the Board of Directors of the Company, is also the President and Chairman of the Board of Directors of the Investment Advisor and President, Chairman of the Board of Directors and majority stockholder of Chapman Capital Management Holdings, Inc. See "MANAGEMENT -- Investment Advisor" below and "OFFICERS AND DIRECTORS" in the Fund's Statement of Additional Information. The Distributor is a wholly-owned subsidiary of Chapman Holdings, Inc. Mr. Nathan A. Chapman, Jr. is the President and Chairman of the Board of Directors of the Distributor and the President, Chairman of the Board of Directors and majority stockholder of Chapman Holdings, Inc. See "MANAGEMENT -- Distributor" below and "MANAGEMENT" in the Fund's Statement of Additional Information. Mr. Chapman owns approximately 92% of the outstanding voting securities of Chapman Capital Management Holdings, Inc. and approximately 62% of the outstanding voting securities of Chapman Holdings, Inc. Accordingly, these relationships represent a potential conflict of interest with respect to commissions and other fees on brokerage transactions conducted on the Fund's behalf by the Distributor. A majority of the Company's Board of Directors are independent directors and such Directors have adopted procedures in compliance with the Investment Company Act of 1940, as amended (the "1940 Act") to address such conflict. See "INVESTMENT ADVISORY AND OTHER SERVICES" and "BROKERAGE AND PORTFOLIO TRANSACTIONS" in the Fund's Statement of Additional Information.

USE OF LEVERAGE

    The use of borrowings by the Fund to carry out its investment objectives may involve leverage that creates an opportunity for increased net income, but also creates special risks. In particular, if the Fund borrows or otherwise uses leverage to invest in securities, any investment gains made on the securities in excess of interest or other amounts paid by the Fund will cause the net asset value of the Fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on borrowed money) to the Fund, the net asset value of the Fund's shares will decrease faster than would otherwise be the case.

                                   MANAGEMENT

BOARD OF DIRECTORS

    The Fund is managed by the Company's Board of Directors. All of the Directors are members of minority groups. The Board of Directors approves all significant agreements between the Fund and other Series of the Company and between the Fund and persons who furnish services to the Fund, including the Fund's agreements with the Investment Advisor and the Distributor. The Board of Directors delegates to the Company's officers and the Investment Advisor responsibility for day-to-day operations of the Fund. All of the officers of the Company are directors, officers or employees of the Investment Advisor and/or the Distributor.

THE INVESTMENT ADVISOR

    The Investment Advisor, Chapman Capital Management, Inc., has been retained under an investment advisory and administrative services agreement (the "Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Fund in accordance with the Fund's investment objectives, policies, and restrictions and under the supervision and control of the Company's Board of Directors. The Investment Advisor was established in 1988 and is located at the World Trade Center -- Baltimore, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202. The Investment Advisor is a wholly-owned subsidiary of Chapman Capital Management Holdings, Inc. Nathan
A. Chapman, Jr., who is the controlling stockholder, President and Chairman of the Board of Directors of Chapman Capital Management Holdings, Inc., is President and Chairman of the Board of Directors of the Company and President and Chairman of the Board of Directors of the Investment Advisor.

    The Investment Advisor has sole investment discretion for the Fund and makes all decisions affecting assets in the Fund's portfolio under the supervision of the Company's Board of Directors and in accordance with the Fund's stated policies. The Investment Advisor selects investments for the Fund and places purchase and sale orders on behalf of the Fund. Pursuant to the advisory and administrative services agreement between the Fund and the Investment Advisor, the Fund pays an advisory fee at an annual rate of .9 of 1% of the value of the Fund's average weekly net assets during the preceding month payable monthly in arrears and an administration fee of .15 of 1% of the Fund's average weekly net assets during the preceding month payable monthly in arrears. The Investment Advisor has voluntarily limited the advisory fee during the first fiscal year of the Fund to an aggregate of .6 of 1% of average weekly net assets; however, there can be no assurance that the Investment Advisor will continue to voluntarily limit the amount of such fee in the future.

    The Investment Advisor has been in the investment advisory business since 1988 and has served as the investment advisor to a money market Series of the Company since 1988, an equity Series of the Company investing in DEM Companies since 1998 and a closed-end non-diversified investment company investing in DEM Companies since 1995. In addition, the Investment Advisor serves as portfolio manager to private accounts. As of April 30, 1998, the Investment Advisor had approximately $523 million in assets under management.

PORTFOLIO MANAGEMENT

    Nathan A. Chapman, Jr. who has been the President and Chief Executive Officer of the Investment Advisor since 1988, is primarily responsible for management of the Fund's assets.

    Mr. Chapman is and has been the President and Chairman of the Board of Directors of the Company since its organization in 1988. Mr. Chapman also is and has been President and Chairman of the Board of Directors of DEM, Inc. since its inception in 1995. Mr. Chapman founded the Distributor in 1987 and has been its President and Chairman of the Board since its inception. The Distributor is a full-service brokerage and investment banking firm. As Mr. Chapman is the chief executive officer of a brokerage and investment banking firm, he does not devote his full time to the management of the Fund's portfolio.

THE DISTRIBUTOR

    The Distributor, The Chapman Co., is a registered broker-dealer and a member of the NASD. The Distributor is located at the World Trade Center -- Baltimore, 401 E. Pratt Street, 28th Floor, Baltimore, Maryland 21202. The Distributor is a wholly-owned subsidiary of Chapman Holdings, Inc. Nathan A. Chapman, Jr., who is the controlling stockholder, President and Chairman of the Board of Directors of Chapman Holdings, Inc., is also the President and Chairman of the Board of Directors of the Company and the Distributor.

    The Distributor receives a fee for stockholder servicing and distribution services at an annual rate of up to a total of .25% of the average daily net assets of the Fund attributable to the Institutional Shares pursuant to a distribution plan (the "Distribution Plan") adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act. Amounts paid to the Distributor under the Distribution Plan will compensate the Distributor or enable the Distributor to compensate other persons, including any other distributor of the Institutional Shares or institutional stockholders of record of the Institutional Shares, including but not limited to retirement plans, broker-dealers, depository institutions, and other financial intermediaries, who own Institutional Shares on behalf of investors, including their customers, clients or (in the case of retirement plans) participants, and companies providing certain services to such investors, for providing (a) services primarily intended to result in the sale of the Institutional Shares and (b) stockholder servicing, administrative and accounting services to such investors, all as set forth in the Distribution Plan. Payments under the Distribution Plan are not tied exclusively to the distribution expenses actually incurred by the Distributor and the payments may exceed distribution expenses actually incurred. The Board of Directors of the Company evaluates the appropriateness of the Distribution Plan on a continuing basis and in doing so considers all relevant factors, including expenses borne by the Distributor and amounts received under the Distribution Plan.

    The Distributor or its affiliates may, at their own expense, provide promotional incentives to parties who support the sale of shares of the Fund, consisting of securities dealers who have sold Fund shares or others, including banks and other financial institutions, under special arrangements. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of Fund shares.

    Listed below are persons affiliated with both the Company and the Distributor.

             NAME AND
    PRINCIPAL BUSINESS ADDRESS                 WITH DISTRIBUTOR                         WITH COMPANY
----------------------------------  --------------------------------------  -------------------------------------
Nathan A. Chapman, Jr.              Director, President and Chairman        Director, President and Chairman
The Chapman Co.
401 East Pratt Street
28th Floor
Baltimore, MD 21202

Earl U. Bravo, Sr.                  Senior Vice President, Secretary and    Secretary and Assistant Treasurer
The Chapman Co.                       Assistant Treasurer
401 East Pratt Street
28th Floor
Baltimore, Maryland 21202

M. Lynn Ballard                     Controller, Treasurer and Assistant     Treasurer and Assistant Secretary
The Chapman Co.                       Secretary
401 East Pratt Street
28th Floor
Baltimore, Maryland 21202

EXPENSES

    The Investment Advisor bears all expenses in connection with the performance of its advisory and administrative services. The Company bears all expenses incurred in its operations. Expenses attributable to the Company, but not to a particular Series, will be allocated to each Series on the basis of relative net assets. Similarly, expenses attributable to a particular Series, but not to a particular class, will be allocated to each class thereof on the basis of relative net assets. General Company expenses may include but are not limited to: insurance premiums; Director fees; expenses of maintaining the Company's legal existence; and fees of industry organizations. General Series expenses may include but are not limited to: audit fees; brokerage commissions; registration of the shares of a Series with the SEC and notification fees to the various state securities commissions; fees of the Series' Administrator, Custodian and Transfer Agent or other service providers, costs of obtaining quotations of portfolio securities; and pricing of Series shares.

    Class-specific expenses relating to distribution fee payments associated with a Rule 12b-1 plan for a particular class of shares and any other costs relating to implementing or amending such plan (including obtaining stockholder approval of such plan or any amendment thereto), will be borne solely by stockholders of such class or classes. Other expense allocations which may differ among classes, or which are determined by the Board of Directors to be class-specific, may include but are not limited to: printing and postage expenses related to preparing and distributing required documents such as stockholder reports, prospectuses, and proxy statements to current stockholders of a specific class; SEC registration fees and state 'blue sky' fees incurred by a specific class; litigation or other legal expenses relating to a specific class; Director fees or expenses incurred as a result of issues relating to a specific class; and different transfer agency fees attributable to a specific class.

    Notwithstanding the foregoing, the Investment Advisor or other service provider may waive or reimburse the expenses of a specific class or classes to the extent permitted under Rule 18f-3 under the 1940 Act.

BROKERAGE

    The Distributor may effect brokerage transactions for the Fund in compliance with the requirements of the 1940 Act.

CUSTODIAN

    UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri 64141-6226, serves as custodian for the Fund's portfolio securities.

TRANSFER AND DIVIDEND PAYING AGENT AND ACCOUNTING AGENT

    First Data Investor Services Group, 3200 Horizon Drive, PO Box 61503, King of Prussia, Pennsylvania 19406, (800) 441-6580, serves as transfer and dividend paying agent and accounting agent ("First Data" or the "Transfer Agent") for the Fund's shares pursuant to an Investment Company Services Agreement. First Data performs the following duties in its capacity as Transfer Agent to the Fund: maintains the records of stockholder's accounts; answers stockholder inquiries concerning accounts; processes purchases and redemptions of Fund shares; acts as dividend and distribution disbursing agent; and performs other stockholder service functions. Stockholder inquiries should be addressed to the Transfer Agent at (800) 441-6580. As accounting agent, First Data performs certain accounting and pricing services for the Fund, including the daily calculation of the Fund's net asset value. For its transfer and dividend paying agency services under the Investment Company Services Agreement, the Transfer Agent is compensated by a monthly fee calculated according to a fee schedule approved by the Board of Directors of the Company.

                               PURCHASE OF SHARES

    Individual investors may purchase Institutional Shares only through Institutions (institutional stockholders of record, broker-dealers, financial institutions, depository institutions, retirement plans and other financial intermediaries). The Fund reserves the right to make Institutional Shares available to other investors in the future. References in this Prospectus to stockholders or investors are generally to Institutions as the record holders of the Institutional Shares.

    Each Institution separately determines the rules applicable to its customers investing in the Fund, including minimum initial and subsequent investment requirements and the procedures to be followed to effect purchases, redemptions and exchanges of Institutional Shares.

    Orders for the purchase of Institutional Shares are placed with an Institution by its customers. The Institution is responsible for the prompt transmission of the order to the Transfer Agent.

    Shares of the Fund may be purchased by Institutions directly from the Fund at the net asset value next determined after receipt of the order in proper form by the Transfer Agent. There is no sales load in connection with the purchase of shares. The Fund reserves the right to reject any purchase order and to suspend the offering of shares of the Fund. The Fund will not accept a check endorsed over by a third-party. The minimum initial investment is $25,000, with no minimum subsequent investment. The Fund reserves the right to vary the initial investment minimum and the subsequent investment minimum at any time. There is no minimum investment requirement for qualified retirement plans.

    Purchase orders for shares of the Fund which are received by the Transfer Agent in proper form prior to the close of regular trading hours on the New York Stock Exchange, Inc. (the "NYSE") (currently 4:00 p.m. Eastern time) on any day that the Fund calculates its net asset value, are priced according to the net asset value determined on that day. Purchase orders for the shares of the Fund received after the close of the NYSE on a particular day are priced as of the time the net asset value per share is next determined.

    Purchases may be made in one of the following ways:

PURCHASE BY MAIL

    An Institution can make an initial purchase of Institutional Shares by completing the Investment Application included with this Prospectus and mailing it to the Transfer Agent, together with a check payable to DEM Fixed Income Fund Institutional Shares, c/o First Data Investor Services Group, 3200 Horizon Drive, PO Box 61503, King of Prussia, PA 19406-0903. All checks for purchase of shares must be drawn on U.S. banks and payable in U.S. dollars.

    Subsequent investments in an existing account in the Fund may be made at any time by sending a check payable to DEM Fixed Income Fund Institutional Shares, c/o UMB Bank, N.A., PO Box 412797, Kansas City, MO 64141-2797. Please enclose the stub of your account statement along with the amount of the investment, the name of the account for which the investment is to be made and the account number. Please note: A $20 fee will be charged to your account for any payment check returned to the Custodian.

    The Fund may accept telephone orders from Institutions which have been previously approved by the Fund. It is the responsibility of such Institutions to promptly forward purchase orders and payments for the same to the Fund. Institutional Shares may be purchased through broker-dealers, banks and bank trust departments who may charge the investor a transaction fee or other fee for the services at the time of purchase. Such fees would not otherwise be charged if the shares were purchased directly from the Fund.

PURCHASE BY WIRE

    To order shares for purchase by wiring federal funds, the Transfer Agent must first be notified by calling (800) 441-6580 to request an account number and furnish the Fund with your tax identification number. Following notification to the Transfer Agent, federal funds and registration instructions should be wired through the Federal Reserve System to:

                                 UMB BANK, N.A.
                                ABA #10-10-00695
                    FOR: FIRST DATA INVESTOR SERVICES GROUP
                                  A/C [      ]
                FBO "DEM Fixed Income Fund Institutional Shares"
               ACCOUNT OF (exact name(s) of account registration)
                          STOCKHOLDER ACCOUNT #

    A completed application with signature(s) of registrant(s) must be filed with the Transfer Agent immediately subsequent to the initial wire. Investors should be aware that some banks may impose a wire service fee. Stockholders may be subject to 31% withholding if an original application is not received.

                              REDEMPTION OF SHARES

    An investor of the Fund may redeem (sell) shares on any day that the Fund's net asset value is calculated (see "NET ASSET VALUE" below). Requests for the redemption of Institutional Shares are placed with an Institution by its customers, which is then responsible for the prompt transmission of this request to the Transfer Agent.

    Institutions may redeem Institutional Shares without charge on any business day that the NYSE is open (see "NET ASSET VALUE"). Redemptions will be effective at the net asset value per share next determined after the receipt by the Transfer Agent of a redemption request meeting the requirements described below. The Fund normally sends redemption proceeds on the next business day, but in any event redemption proceeds are sent within seven calendar days of receipt of a redemption request in proper form. Payment may also be made by wire directly to any bank previously designated by the Institution in an account application. There is a $9.00 charge for redemption by wire. Please note that the Institution's bank also may impose a fee for wire service. The Fund will not honor redemption requests of Institutions who recently purchased shares by check until it is reasonably satisfied that the purchase check has cleared, which may take up to fifteen days from the purchase date. To avoid delays of this kind, an Institution may wish to purchase by wire if it is planning on redeeming its shares in the near future.

    Except as noted below, redemption requests received in proper form by the Transfer Agent prior to the close of regular trading hours on the NYSE on any business day that the Fund calculates its per share net asset value are effective that day.

    Redemption requests received after the close of the NYSE are effective as of the time the net asset value per share is next determined.

    The Fund will satisfy redemption requests in cash to the fullest extent feasible, so long as such payments would not, in the opinion of the Investment Advisor or the Board of Directors, result in the necessity of the Fund selling assets under disadvantageous conditions and to the detriment of the remaining stockholders of the Fund.

    Pursuant to the Company's Charter, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. However, the Fund has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one Institution holding Institutional Shares. Payments in excess of this limit will also be made wholly in cash unless the Board of Directors believes that economic conditions exist which would make such a practice detrimental to the best interests of the Fund. Any portfolio securities paid or distributed in-kind would be valued as described under "NET ASSET VALUE." In the event that an in-kind distribution is made, an Institution may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. In-kind payments need not constitute a cross-section of the Fund's portfolio. Where an Institution has requested redemption of all or a part of the Institution's investment, and where the Fund completes such redemption in-kind, the Fund will not recognize gain or loss for federal tax purposes, on the securities used to complete the redemption but the stockholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the stockholder's basis in the Fund shares redeemed. Shares may be redeemed in one of the following ways:

REDEMPTION BY MAIL

    Shares may be redeemed by submitting a written request for redemption to the Transfer Agent at First Data Investor Services Group, 3200 Horizon Drive, PO Box 61503, King of Prussia, PA 19406-0903.

    A written redemption request to the Transfer Agent must: (i) identify the stockholder's account number, (ii) state the number of shares or dollars to be redeemed and, (iii) be signed by each registered owner exactly as the shares are registered. A redemption request for amounts above $25,000, or redemption requests for which proceeds are to be mailed somewhere other than the address of record, must be accompanied by signature guarantees. Signatures must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. Broker-dealer guaranteeing signatures must be members of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians.

    A redemption request will not be deemed to be properly received until the Transfer Agent receives all required documents in proper form. Questions with respect to the proper form for redemption requests should be directed to the Transfer Agent at (800) 441-6580.

REDEMPTION BY TELEPHONE

    Institutions who have so indicated on the application, or have subsequently arranged in writing to do so, may redeem shares by instructing the Transfer Agent by telephone. In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent at the address listed above. The request must be signed by each stockholder of the account or by the account's authorized representative with a signature guarantee, as described previously.

    Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Fund will use such procedures as are considered reasonable, including requesting an Institution to correctly state its Fund account number, the name in which its account is registered, its banking institution, bank account number and the name in which its bank account is registered. To the extent that the Fund fails to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized.

    The Fund reserves the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time by the Fund.

ADDITIONAL INFORMATION

    The Fund reserves the right to involuntarily redeem an investor's account where the account is worth less than the minimum initial investment required when an account is established, currently $25,000. (Any redemption of shares from an inactive account established with a minimum investment may reduce the account below the minimum initial investment, and could subject the account to redemption initiated by the Fund.) The Fund will advise the Institutional stockholder of such intention in writing at least sixty (60) days prior to effecting such redemption, during which time the Institution may purchase additional shares in any amount necessary to bring the account back to $25,000. The Fund currently has no intention of exercising its right to involuntarily redeem accounts but reserves the right to initiate involuntary redemptions in the future.

    If the Board of Directors determines that it would be detrimental to the best interest of the remaining stockholders of the Fund to make payment in cash, the Fund may pay the redemption price in whole or in part by distribution in kind of readily marketable securities, from the Fund, within certain limits prescribed by the SEC. Such securities will be valued on the basis of the procedures used to determine the net asset value at the time of the redemption. If shares are redeemed in kind, the redeeming stockholder will incur brokerage costs in converting the assets into cash.

    Securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

                                NET ASSET VALUE

    The net asset value of shares of the Fund is determined each business day as of the close of trading on the NYSE (currently 4:00 p.m. Eastern Time). Options and futures contracts are valued at their daily quoted settlement price on the exchange on which they are traded and are included in such net asset value determination. The NYSE is scheduled to be open Monday through Friday throughout the year except for certain Federal and other holidays. The net asset value per Institutional Share of the Fund is calculated by adding the Institutional Shares' pro rata share of the value of the Fund's assets, deducting the Institutional Shares' pro rata share of the Fund's liabilities and the liabilities specifically allocated to Institutional Shares and then dividing the result by the total number of outstanding Institutional Shares. Fund securities listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security's principal exchange on that day. Securities that are traded over-the-counter are valued, if bid and asked quotations are available, at the mean between the current bid and asked prices. If bid and asked quotations are not available, then over-the-counter securities are valued through valuations obtained from a commercial pricing service or as determined in good faith by the Board of Directors. In making this determination the Board considers, among other things, publicly available information regarding the issuer, market conditions and values ascribed to comparable companies. In instances where the price determined above is deemed not to represent fair market value, the price is determined in such manner as the Board may prescribe. Investments in short-term debt securities having a maturity of 60 days or less are valued at amortized cost if their term of maturity from the date of purchase was less than 60 days, or by amortizing their value on the 61st day prior to maturity if their term to maturity from the date of purchase when acquired by the Fund was more than 60 days, unless this is determined by the Board of Directors not to represent fair value. All other securities and assets are taken at fair value as determined in good faith by the Board of Directors, although the actual calculation may be done by others. Income and expenses (including advisory and administration fees) are accrued daily and taken into account in computing net asset value.

                                   DIVIDENDS

    The Fund calculates its dividends, if any, from net investment income. Net investment income includes interest accrued and dividends earned on the Fund's portfolio securities for the applicable period less applicable expenses. The Fund declares dividends, if any, from its net investment income quarterly and net realized capital gains annually unless such capital gains are used to offset losses carried forward from prior years, in which case no such capital gains will be distributed.

    Dividends paid by the Fund with respect to Investor Shares and Institutional Shares are calculated in the same manner and at the same time. Both classes will share proportionately in the investment income and expenses of the Fund, except that the per share dividends of Investor Shares will differ from the per share dividends of Institutional Shares as a result of additional distribution expenses applicable to Investor Shares.

    Unless an investor instructs the Fund to pay dividends or distributions in cash, dividends and distributions will automatically be reinvested in additional Institutional Shares of the Fund at net asset value. The election to receive dividends in cash may be made on the account Application or subsequently, by writing to the Transfer Agent at First Data Investor Services Group, 3200 Horizon Drive, PO Box 61503, King of Prussia, Pennsylvania 19406, or by calling the Transfer Agent at (800) 441-6580. Any check in payment of dividends or other distributions which cannot be delivered by the Post Office or which remains uncashed for a period of more than one year may be reinvested in the stockholder's account at the then current net asset value and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the ex-dividend date at the net asset value determined at the close of business on that date. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital although such dividends and distributions are subject to taxes.

                                     TAXES

    The following discussion reflects applicable tax laws as of the date of this Prospectus.

TAXATION OF THE FUND

    The Fund intends to elect and intends to qualify each year to be treated as a regulated investment company (a "RIC") for federal income tax purposes in accordance with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify, the Fund (see "OTHER INFORMATION -- Capital Stock"), must satisfy certain tests regarding the source of its income, diversification of its assets and distribution of its income. If the Fund otherwise qualifies as a regulated investment company and the Fund distributes to its stockholders at least 90% of its investment company taxable income, then the Fund will not be subject to federal income tax on the income so distributed. However, the Fund would be subject to corporate income tax on any undistributed income. In addition, the Fund will be subject to a nondeductible 4% excise tax on the amount by which the distributed amount in any calendar year is less than a sum of (i) 98% of its ordinary income; (ii) 98% of its capital gain net income; and (iii) any prior year underdistributions.

    If in any year the Fund fails to qualify under Subchapter M as a regulated investment company, the Fund would incur a corporate income tax on its taxable income for the year, and the entire amount of the Fund's distribution would generally be characterized as ordinary income.

TAXATION OF STOCKHOLDERS

    DISTRIBUTIONS

    In general, all distributions to stockholders attributable to the Fund's investment company taxable income will be taxable as ordinary income whether paid in cash or reinvested in additional shares of the Fund.

    The Fund intends to distribute any net capital gain annually and intends to designate the appropriate term of those capital gain distributions for tax purposes. In general, if the Fund designates a dividend as a capital gain dividend, it will designate the dividend as a 20% rate gain distribution, an unrecaptured Section 1250 gain distribution or a 28% rate gain distribution. Capital gains dividends are taxable to stockholders regardless of whether the dividends are paid in cash or reinvested in additional shares of the Fund and regardless of how long a stockholder has held shares in the Fund. Distributions of short-term capital gain dividends result in ordinary income.

    Stockholders receiving distributions in the form of additional shares of the Fund will be treated for federal income tax purposes as having received the amount of cash used to purchase such shares. In general, the basis of such shares will equal the price paid for such shares.

    SALES OF SHARES

    In general, if a share of the Fund is redeemed, the stockholder will recognize gain or loss equal to the difference between the amount realized on the sale and the stockholder's adjusted basis in the share. Any gain or loss realized upon a sale of shares by a stockholder who is not a dealer in securities will generally be treated as capital gain or loss and capital gain or loss will be long-term capital gain or loss if the shares that were sold had been held for more than one year. Long-term capital gains on shares held more than one year but not more than 18 months by individuals will be taxed at no higher than a 28% rate, and long-term capital gains on shares held more than 18 months by individuals will be taxed no higher than a 20% rate. However, any loss recognized by a stockholder on shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the stockholder and the stockholder's share of undistributed net capital gain. In addition, any loss realized on a sale of shares will be disallowed to the extent the shares disposed of are replaced within a period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

    BACKUP WITHHOLDING

    The Fund may be required to withhold federal income tax at the rate of 31% of any dividend or redemption payments made to certain stockholders if such stockholders have not provided a correct taxpayer identification number and certain required certifications to the Company, or if the Secretary of the Treasury notifies the Company that the taxpayer identification number provided by a stockholder is not correct or that the stockholder has previously underreported its interest and dividend income. Stockholders can credit such withheld income taxes against their income tax liabilities.

    The foregoing discussion is a summary of certain of the current federal income tax laws regarding the Fund and investors in the shares of the Fund and does not deal with all of the federal income tax consequences applicable to the Fund, or to all categories of investors, some of which may be subject to special rules. Prospective investors should consult their own tax advisers regarding the federal, state, local, foreign and other tax consequences to them of investments in the Fund. For additional tax information, see "TAXATION" in the Fund's Statement of Additional Information.

                               OTHER INFORMATION

CAPITAL STOCK

    The Company was incorporated on November 22, 1988 under the laws of the State of Maryland under the name The Chapman Funds, Inc. It is a registered open-end, management investment company under the 1940 Act set up as a "series fund" which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for tax and other purposes. A stockholder of one Series is not deemed to be a stockholder of any other Series. The Fund is diversified under the 1940 Act. The Company's charter authorizes the Board to issue 10 billion full and fractional shares of common stock, par value $.001 per share, of which 500 million shares are designated DEM Fixed Income Fund Institutional Shares. Under the Company's charter documents and Maryland law, the Board of Directors has the power to classify or reclassify any unissued shares of the Company into one or more additional classes by setting or changing in any one or more respects their relative rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. The Board of Directors may similarly classify or reclassify any class of its shares into one or more series and, without stockholder approval, may increase the number of authorized shares of the Company. All shares of the Fund, when issued, will be fully paid and nonassessable.

    The Fund offers a separate class of shares, the Investor Shares, to individual investors through a separate prospectus. Shares of each class represent equal pro rata interests in the Fund's common investment portfolio and accrue dividends and calculate net asset value and performance quotations in the same manner. However, Investor Shares are sold with a sales load and may have different sales charges and other expenses which may affect performance.

    All shares of the Company have equal voting rights and will be voted in the aggregate, and not by class, except where class voting is required by law or the matter affects only one class. There is no provision for cumulative voting.

    The Company is not required under Maryland law to hold annual meetings of stockholders for the election of Directors and currently does not intend to do so. Stockholders have the right to call for a meeting to consider the removal of one or more of the Company's Directors if the request is made in writing by the holders of at least 10% of the Company's outstanding voting securities. The Company will assist in calling the meeting as required under the 1940 Act.

    Stockholders of record will receive unaudited semi-annual reports and an annual report containing financial statements audited by independent auditors. Investors may obtain information about the Investor Shares or the other classes of the Company by contacting the Distributor at the telephone number listed on the back of this Prospectus.

STOCKHOLDER INQUIRIES

    Investors may write or call the Distributor or the Transfer Agent at the addresses and telephone numbers on the back cover of this Prospectus with any questions relating to their investment.

CONTROLLING STOCKHOLDER

    As of the date of this Prospectus, the Investment Advisor owns one Investor Share and one Institutional Share of the Fund which comprises 100% of the Fund's outstanding Common Stock. Because one stockholder owns in excess of 25% of the issued and outstanding Common Stock of the Fund, such stockholder is deemed to control the Fund. Accordingly, such stockholder has significant power to affect the affairs of the Fund or to determine or influence the outcome of matters submitted to a vote of the stockholders of the Fund.

    The Investment Adviser is a wholly-owned subsidiary of Chapman Capital Management Holdings, Inc. Nathan A. Chapman, Jr., who is the controlling stockholder of Chapman Capital Management Holdings, Inc., is a controlling person (as that term is defined under the 1940 Act) of Chapman Capital Management Holdings, Inc. and, therefore, a controlling person of the Investment Adviser.

THE YEAR 2000 PROBLEM

    Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by its Investment Advisor and other service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Company is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.

                                                                      APPENDIX A

                             CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE, INC.

Aaa              Bonds that are rated Aaa are judged to be of the best quality. they carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa               Bonds that are rated Aa are judged to be of high quality by all standards.
                 Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in
                 Aaa Securities.

A                Bonds that are rated A possess may favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa              Bonds that are rated Baa are considered as medium-grade obligations i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba               Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B                Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Moody's applies numerical modifiers (l, 2, and 3) with respect to the bonds rated "Aa" through "B". The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

Caa              Bonds that are rated Caa are of poor standing. These issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca               Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C                Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STANDARD & POOR'S RATINGS GROUP

AAA              This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA               Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

A                Principal and interest payments on bonds in this category are regarded as safe. Debt rated A has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB              This is the lowest investment grade. Debt rated BBB has an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

                 Debt rated BB, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation, and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Debt rated
                 C1 is reserved for income bonds on which no interest is being paid and debt rated D is in payment default.

                 In July 1994, S&P initiated an "r" symbol to its ratings. The "r" symbol is attached to derivatives, hybrids and certain other obligations that S&P believes may experience high variability in expected returns due to non-credit risks created by the terms of the obligations.

    "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

    "NR" indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE INCLUDED IN THIS PROSPECTUS OR IN SUPPLEMENTAL SALES LITERATURE ISSUED BY THE FUND OR ITS DISTRIBUTOR.

                            ------------------------

INVESTMENT ADVISOR:

CHAPMAN CAPITAL
MANAGEMENT, INC.
  World Trade Center -- Baltimore
  401 East Pratt Street, 28th Floor
  Baltimore, Maryland 21202
  (410) 625-9656

TRANSFER AND DIVIDEND PAYING AGENT AND ACCOUNTING AGENT:

FIRST DATA INVESTOR
SERVICES GROUP
  3200 Horizon Drive
  PO Box 61503
  King of Prussia, Pennsylvania 19406
  (800) 441-6580

CUSTODIAN:

UMB BANK, N.A.
  928 Grand Avenue
  Kansas City, Missouri 64141-6226

DISTRIBUTOR:

THE CHAPMAN CO.
  World Trade Center -- Baltimore
  401 East Pratt Street, 28th Floor
  Baltimore, Maryland 21202
  (410) 625-9656
  (800) 752-1013

                                     [LOGO]

                             DEM FIXED INCOME FUND
                              INSTITUTIONAL SHARES

                              A DOMESTIC EMERGING
                               MARKETS INVESTMENT
                                  OPPORTUNITY

                             ---------------------

                                   PROSPECTUS

                             ---------------------

                                          , 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                SUBJECT TO COMPLETION:
         Preliminary Statement of Additional Information dated: June 12, 1998

            Statement of Additional Information Dated:             , 1998

                               DEM FIXED INCOME FUND
                                  INVESTOR SHARES
                                INSTITUTIONAL SHARES

                            WORLD TRADE CENTER - BALTIMORE
                          401 EAST PRATT STREET, 28TH FLOOR
                              BALTIMORE, MARYLAND 21202
                      TELEPHONE:  (410) 625-9656, (800) 752-1013

          This Statement of Additional Information of the DEM Fixed Income Fund (the "Fund") is not a prospectus and is only authorized for distribution when preceded or accompanied by the Fund's Investor Shares Prospectus or Institutional Shares Prospectus dated the same date as this Statement of Additional Information (each, the "Prospectus"). This Statement of Additional Information contains additional information to that set forth in the Prospectus and should be read in conjunction with the Prospectus. A copy of the Prospectus may be obtained without charge by writing The Chapman Co., World Trade Center - Baltimore, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202, or calling at (410) 625-9656, (800) 752-1013.

                                  TABLE OF CONTENTS

     Investment Program..............  B-2    Taxation...................  B-23
     Management......................  B-12   Capital Stock..............  B-25
     Control Persons and Principal             Performance Information...  B-27
     Holders of Securities...........  B-17   Counsel to the Company.....  B-28
     Purchase of Shares..............  B-21   Independent Auditors.......  B-29
     Redemption of Shares............  B-22   Financial Statements.......  F-1
     Portfolio Transactions..........  B-22

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.


Domestic Emerging Markets-Registered Trademark- is a registered trademark and DEM-TM-, DEM Profile-TM-, DEM Universe-TM-, DEM Company-TM- and DEM Index-TM-are trademarks of Nathan A. Chapman, Jr.

                 A DOMESTIC EMERGING MARKETS INVESTMENT OPPORTUNITY

THIS REGISTRATION STATEMENT AND THE INFORMATION CONTAINED HEREIN ARE SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY AN OFFER TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. UNDER NO CIRCUMSTANCES SHALL THIS REGISTRATION STATEMENT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY JURISDICTION IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH JURISDICTION.

                                 INVESTMENT PROGRAM

          The following information supplements the discussion of the investment policies of the Fund found under "INVESTMENT PROGRAM" in the Prospectus.

          The Fund is a series of The Chapman Funds, Inc. (the "Company"), an open-end, management investment company, known as a series fund. The Fund seeks high current income with the potential for capital appreciation through investment in income securities of "Domestic Emerging Markets" that it believes are positioned for growth. Domestic Emerging Markets are companies that are controlled by African Americans, Hispanic/Latino Americans, Asian Americans and women that are located in the United States and its territories ("DEM Companies"). Domestic Emerging Markets may also include asset-backed securities and securitized mortgage and other debt primarily of individuals within the above listed ethnic groups that are located in the United States.

          The Investment Advisor has identified a universe (the "DEM Universe") of approximately 170 DEM Companies that it expects will continue to grow. In determining whether a specific portfolio company is "controlled" by African Americans, Asian Americans, Hispanic/Latino Americans or women, and, therefore a DEM Company eligible for inclusion in the DEM Universe, the Investment Advisor applies the following criteria: at least 10% of the company's outstanding voting securities must be beneficially owned by members of one or more of the listed groups and at least one of the company's top three executive officers must be a member of one or more of the listed groups.

          The Fund's portfolio will have no maturity restrictions and the average portfolio maturity will be in the judgment of the Investment Advisor. The Company may invest up to 35% of its total assets in lower grade fixed income securities of domestic companies commonly referred to as "junk bonds," which involve a high degree of risk and are predominantly speculative.

The Fund may invest up to 20% of its assets in equity securities. Equity securities including common stocks. Equity securities may include common stocks, preferred stocks, convertible securities and warrants. Common stocks, the most familiar type of equity security, represent an ownership interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a portfolio company's financial condition and on overall market and economic conditions. The prices of smaller capitalization companies are especially sensitive to these factors.

NON-PUBLICLY TRADED AND ILLIQUID SECURITIES

          The Fund may not invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market and securities that are restricted securities as defined in Rule 144 under the Securities Act ("Illiquid Securities"). Illiquid Securities include securities which have not been registered under the Securities Act, sometimes referred to as private placements, and are purchased directly from the issuer or in the secondary market. Investment companies do not typically hold a significant amount of restricted securities or other Illiquid Securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and an investment company might be unable to dispose of restricted or other Illiquid Securities promptly or at reasonable prices. An investment company might also be required to register Illiquid Securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede a public offering of such securities.

          Although the Fund's management believes that investments in Illiquid Securities offer the opportunity for significant capital gains, these investments involve a high degree of business and financial risk that can result in substantial losses in the portion of the Fund's portfolio invested in these investments. Among these are the risks associated with companies in an early stage of development or with little or no operating history, companies operating at a loss or with substantial variation in operating results from period to period, companies with the need for substantial additional capital to support expansion or to maintain their competitive positions, or companies with significant financial leverage. Such companies may also face intense competition from others including those with greater financial resources or more extensive development, manufacturing, distribution or other attributes, over which the Fund will have no control.

PRIVATE FUNDS

          As an alternative to direct investments in Illiquid Securities, the Fund may invest up to 10% of its assets in private venture capital funds including United States private limited partnerships or other investment funds ("Private Funds") that themselves invest in Illiquid Securities. Although investments in Private Funds offer the opportunity for significant capital gains, these investments involve a high degree of business and financial risk that can result in substantial losses in the portion of the Fund's portfolio invested in these investments. Among these are the risks associated with investment in companies in an early stage of development or with little or no operating history, companies operating at a loss or with substantial variation in operating results from period to period, companies with the need for substantial additional capital to support expansion or to maintain a competitive position, or companies with significant financial leverage. Such companies may also face intense competition from others including those with greater financial resources or more extensive development, manufacturing, distribution or other attributes, over which the Fund will have no control.

          Interests in the Private Funds in which the Fund may invest will be subject to substantial restrictions on transfer and, in some instances, may be non-transferable for a period of years. Private Funds may participate in only a limited number of investments and, as a consequence, the return of a particular Private Fund may be substantially adversely affected by the unfavorable performance of even a single investment. Certain of the Private Funds in which the Fund may invest may pay their investment managers a fee based on the performance of the Fund, which may create an incentive for the manager to make investments that are riskier or more speculative than would be the case if the manager was paid a fixed fee. Private Funds are not registered under the 1940 Act and, consequently, are not subject to the restrictions on affiliated transactions and other protections applicable to regulated investment companies. The valuation of companies held by Private Funds, the securities of which are generally unlisted and illiquid, may be very difficult and will often depend on the subjective valuation of the managers of the Private Funds, which may prove to be inaccurate. Inaccurate valuations of a Private Fund's portfolio holdings may affect the Fund's net asset value calculations.

          To the extent that these Private Funds are investment companies for purposes of the 1940 Act, the Fund's ability to invest in them will be limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and, (iii) 10% of the Fund's total assets in the aggregate. The securities of Private Funds will typically themselves be classified as Illiquid Securities by the Board of Directors. Accordingly, the Fund's total investment in Illiquid Securities, including Private Funds, is limited to 15% of the Fund's assets with no more than 10% of the Fund's assets invested in Private Funds.

OPTIONS TRANSACTIONS

          The Fund may invest up to 15% of its total assets, represented by the premium paid, in the purchase of call and put options in respect of specific securities in which the Fund may invest. The Fund may write covered call and put option contracts to the extent of 15% of the value of its net assets at the time such option contracts are written. The principal reason for the Fund writing covered call options is to realize, through the receipt of premiums, a greater return than would be realized on its portfolio securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that the Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

          Options ordinarily will have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the time the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. The Fund may write (a) in-the-money call options when the Investment Advisor expects that the price of the underlying security will remain stable or decline moderately during the option period, (b) at-the-money call options when the Investment Advisor expects that the price of the underlying security will remain stable or advance moderately during the option period and (c) out-of-the-money call options when the Investment Advisor expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In these circumstances, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

          So long as the Fund's obligation as the writer of an option continues, it may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring it to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. The Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.

          While it may choose to do otherwise, the Fund generally will purchase or write only those options for which the Investment Advisor believes there is an active secondary market so as to facilitate closing transactions. There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that otherwise may interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

          The Fund intends to treat options in respect of specific securities that are not traded on a national securities exchange or the Nasdaq National Market and the securities underlying covered call options written by the Fund as Illiquid Securities subject to the Fund's investment limitation on Illiquid Securities. See "INVESTMENT OBJECTIVES" in the Prospectus.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

          The Fund may enter into futures contracts and options on futures contracts for the purpose of simulating full investment and reducing transaction costs. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts, which are standardized as to maturity date and underlying financial instrument, are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. Government agency. Assets committed to futures contracts will be segregated at the Fund's custodian bank to the extent required by law.

          Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously purchased) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

          Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold with margin deposits which may range upward from less than 5% of the value of the contract being traded.

          After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest income on its margin deposits.

          Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The Fund intends to use futures contracts only for bona fide hedging purposes.

          Regulations of the CFTC applicable to the Fund require that all of its futures transactions constitute bona fide hedging transactions. The Fund will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging interest, the Fund expects that approximately 75% of its futures contract purchases will be "completed," that is, equivalent amounts of related securities will have been purchased or are being purchased by the Fund upon sale of open futures contracts.

          Although techniques other than the sale and purchase of futures contracts could be used to control the Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Fund will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

          RESTRICTIONS ON THE USE OF FUTURES CONTRACTS. The Fund will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of the Fund's total assets. In addition, the Fund will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts would exceed 20% of the Fund's total assets.

          RISK FACTORS IN FUTURES TRANSACTION. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to hedge it effectively.

          The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

          The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. Additionally, the Fund bears the risk that the Investment Advisor will incorrectly predict future market trends. However, because the futures strategies of the Fund are engaged in only for hedging purposes, the Investment Advisor does not believe that the Fund is subject to the risks of loss frequently associated with futures transactions. The Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying security and sold it after the decline.

          Use of futures transactions by the Fund involves the risk of imperfect or no correlation where the securities underlying futures contracts are different than the portfolio securities being hedged. It is also possible that the Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.
Additionally, investments in futures contracts and options involve the risk that the Investment Adviser will incorrectly predict market trends.

          Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

          FEDERAL TAX TREATMENT OF FUTURES CONTRACTS. The Fund is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In most cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Furthermore, sales of futures contracts which are intended to hedge against a change in the value of securities held by the Fund may affect the holding period of such securities and, consequently the nature of the gain or loss on such securities upon disposition. The Fund may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Fund.

          In order for the Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies, or other income derived with respect to the Fund's business of investing in securities. Any net gain realized from the closing out of certain futures contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement.

          The Fund will distribute to stockholders annually any net capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments and stockholders will be advised on the nature of the distributions.

LOANS OF SECURITIES

          The Fund is authorized to lend securities it holds to brokers, dealers and other financial organizations, but it will not lend securities to any affiliate of the Investment Advisor unless the Fund applies for and receives specific authority to do so from the Securities and Exchange Commission (the "SEC"). The Fund's loans of securities are collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in a segregated account in an amount equal to the current market value of the loaned securities. From time to time, the Fund may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a "finder."

          By lending its securities, the Fund can increase its income by continuing to receive interest on the loaned securities, by investing the cash collateral in short-term instruments or by obtaining yield in the form of interest paid by the borrower when U.S. Government securities are used as collateral. The Fund adheres to the following conditions whenever it lends its securities: (1) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower, which amount of collateral is maintained by daily marking to market; (2) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the loaned securities may pass to the borrower, except that, if a material event adversely affecting the investment in the loaned securities occurs, the Board of Directors must terminate the loan and regain the Fund's right to vote the securities. Up to 20% of the Fund's assets may be invested pursuant to such techniques for hedging and risk management purposes or when, in the opinion of the Investment Advisor, such techniques can be expected to yield a higher investment return than other investment options.

REPURCHASE AGREEMENTS

          The Fund may enter into "repurchase agreements" pertaining to the securities in which it may invest with securities dealers or member banks of the Federal Reserve System. A repurchase agreement arises when a buyer such as the Fund purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate which is effective for the period of time the buyer's money is invested in the security and which is related to the current market rate rather than the coupon rate on the purchased security. Such agreements permit the Fund to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Fund requires continual maintenance by its custodian for its account in the Federal Reserve/Treasury Book Entry System of collateral in an amount equal to, or in excess of, the resale price. In the event a vendor defaulted on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. In the event of a vendor's bankruptcy, the Fund might be delayed in, or prevented from, selling the collateral for the Fund's benefit. The Board of Directors has established procedures, which are periodically reviewed by the Board, pursuant to which the Investment Advisor is permitted to enter into repurchase agreements on behalf of the Fund.

FUNDAMENTAL POLICIES

          The following investment restrictions are fundamental and cannot be changed without the approval of holders of a majority of the Fund's outstanding voting shares, which, as used here, means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or represented by proxy or (ii) more than 50% of the outstanding shares. The Fund's investment policies that are not designated fundamental policies may be changed by the Board of Directors without stockholder approval. The percentage limitations set forth below, as well as those described in the Prospectus, are measured and applied only at the time an investment is made or other relevant action is taken by the Fund. The investment policies adopted by the Fund prohibit the Fund from:

          (1) Concentrating investments in particular industries. The Fund's policy is not to concentrate investments, i.e., to limit its investments in any one industry, so that it will make no additional investment in any industry if such investment would result in its having over 25% of the value of its assets at the time in such industry. (Domestic Emerging Markets and DEM Companies are not considered an industry for this purpose.)

          (2) Engaging in the purchase and sale of real estate, which term does not include debt, debt securities and other instruments that are secured by real estate and real estate acquired as a result of foreclosure upon such instruments.

          (3) Purchasing or selling commodities, except that the Fund may enter into futures contracts and options thereon and may invest in index futures contracts, and options on index futures contracts to the extent that not more than 5% of the Fund's assets are required as margin deposit for futures contracts and not more than 15% of the Fund's assets are invested in futures and options at any time.

          (4) Issuing senior securities, except in compliance with the Investment Company Act of 1940, as amended.

          (5) Underwriting securities of other issuers except to the extent of 15% of the Fund's investment portfolio or to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain provisions of the federal securities laws.

          (6) Investing in foreign securities (including American Depository Receipts).

OTHER INVESTMENT POLICIES

          The policy of the Fund is not to invest its funds for the purpose of purchasing working control in companies except when and if, in the judgment of the Investment Advisor, such investment is deemed advisable. This policy of the Fund, which is established by the Board of Directors, is subject to change without stockholder approval.

PORTFOLIO TURNOVER

          Although the Fund seeks to invest for the long term, the Fund retains the right to sell securities regardless of how long they have been held. Although the Fund cannot accurately predict its turnover rate, its annualized portfolio turnover rate is not expected to exceed 100% in its first fiscal year. (A turnover of 100% would occur, for example, if a portfolio sold and replaced securities valued at 100% of its total net assets within a one year period.) This rate varies from year to year. High turnover rates increase transaction costs and may increase taxable capital gains. The Investment Advisor considers these effects when evaluating the anticipated benefits of short-term investing.

                                      MANAGEMENT

DIRECTORS AND OFFICERS

          The Directors and executive officers of the Company are listed below. Directors deemed to be "interested persons" of the Company for purposes of the Investment Company Act of 1940, as amended (the "1940 Act") are indicated by an asterisk.


--------------------------------------------------------------------------------

                           Positions(s)        Principal
 Name and Address          Held with           Occupations (s) During
                           Registrant   Age    Past 5 Years
--------------------------------------------------------------------------------

 * Nathan A. Chapman, Jr.  Director     40     President  and  Director  of The
                           and                 Chapman Co. since  1986  and
                           President           Chapman Capital Management, Inc.
                                               since  1988.  President  and
                                               Director of DEM, Inc. (a closed-
                                               end  investment  company managed
                                               by the Investment Advisor) since
                                               1995.  President and Director of
                                               Chapman  Holdings,  Inc.  since
                                               1997 and Chapman   Capital
                                               Management  Holdings, Inc. since
                                               1998.
--------------------------------------------------------------------------------
 James B. Lewis            Director     50     City  Administrator, City of Rio
                                               Rancho,  NM  since  1996.  Chief
                                               C l e r k - State    Corporation
                                               Commission  of  New  Mexico from
                                               1995  to  1996,  Chief of Staff,
                                               Office  of  the  Governor of New
                                               Mexico  from  1991  to  1995.
                                               Director of DEM, Inc.
--------------------------------------------------------------------------------
 Wilfred Marshall          Director     62     Principal,  Marshall Enterprises
                                               since  1994.  Director, Mayor's
                                               Office   of  Small   Business
                                               Assistance - City of Los Angeles
                                               1981 to 1994.
--------------------------------------------------------------------------------
 Lottie H. Shackelford     Director     56     Executive  Vice  President  of
                                               Global  USA  since  1994.   City
                                               Director   of   Little   Rock,
                                               Arkansas, 1978 to 1992. Director
                                               of  DEM,   Inc.   since   1995.
                                               Director  of  Chapman  Holdings,
                                               Inc. since 1997.
--------------------------------------------------------------------------------
 * Levi Watkins, Jr., MD   Director     53     Professor of Cardiac Surgery and
                                               Associate   Dean  of  the  Johns
                                               Hopkins  University,  School  of
                                               Medicine since 1984.
--------------------------------------------------------------------------------
 Ronald A. White           Director     48     Senior Partner, Ronald A. White,
                                               P.C.,  since  1982,  Director of
                                               DEM, Inc. since 1995.
--------------------------------------------------------------------------------
 *Dr. Benjamin Hooks       Director     72     Senior  Vice  President  of  The
                                               Chapman   Co.  since  1993.
                                               Executive  Director of the NAACP
                                               from  1977  to 1993. Director of
                                               DEM, Inc. since 1997.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                               Principal
                           Positions(s)        Occupations (s) During
 Name and Address          Held with    Age    Past 5 Years
                           Registrant
--------------------------------------------------------------------------------
 David Rivers              Director     54     Director of  Community
                                               Development  Medical  University
                                               of  South Carolina Environmental
                                               Hazards Assessment Program since
                                               1994;   President,    Research
                                               Planning   and  Management  from
                                               1991 to 1994.
--------------------------------------------------------------------------------
 Valerie A. Chapman        Vice -       36     Administrator of The Chapman Co.
                           President           since  March  1988.  Ms. Chapman
                                               is married to Nathan A. Chapman,
                                               Jr.
--------------------------------------------------------------------------------
 Earl U. Bravo, Sr.        Secretary    50     Secretary   and  Assistant
                           and                 Treasurer  since  1997  of  The
                           Assistant           Chapman  Co.  Vice  President,
                           Treasurer           Secretary    and    Assistant
                                               Treasurer  of  DEM,  Inc.  since
                                               1995.  Senior  Vice  President,
                                               Secretary,  Assistant  Treasurer
                                               and    Director    of    Chapman
                                               Holdings, Inc. since 1997.  Vice
                                               President,  Secretary, Assistant
                                               Treasurer    and   Director   of
                                               Chapman    Capital    Management
                                               Holdings, Inc. since 1998.
--------------------------------------------------------------------------------
 M.  Lynn Ballard          Treasurer    55     Controller   since   1988   and
                           and                 Treasurer    and    Assistant
                           Assistant           Secretary   since  1997  of  The
                           Secretary           Chapman  Co.    Treasurer  since
                                               1990,  Controller since 1995 and
                                               Assistant  Secretary  since 1997
                                               of  Chapman  Capital Management,
                                               Inc.    Treasurer  and Assistant
                                               Secretary     of    DEM,    Inc.
                                               Controller,     Treasurer    and
                                               Assistant  Secretary  of Chapman
                                               Holdings,  Inc.  since  1997 and
                                               Chapman    Capital    Management
                                               Holdings, Inc. since 1998.
--------------------------------------------------------------------------------

*Dr. Watkins is an interested director of the Company, as defined under the 1940 Act, because his brother, Donald Watkins, Esq., is a Director of the Distributor. Mr. Chapman and Dr. Hooks are interested Directors of the Company, as defined under the 1940 Act, because Dr. Hooks is an officer of the Distributor and Mr. Chapman is an officer, Director and majority beneficial owner of both the Distributor and the Investment Advisor.

          The address of each Director and officer is World Trade Center - Baltimore, 401 E. Pratt Street, 28th Floor, Baltimore, Maryland 21202.

          Directors of the Company who are not officers receive from the Company a fee of $1,000 for each Board of Directors meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at meetings. Officers of the Company do not receive compensation from the Company.

COMPENSATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
                                                            Retirement or Pension                          Total Compensation from
                                       Aggregate            Benefits Accrued as Part  Estimated Annual     Company and Fund Complex
 Name of Person/                       Compensation from    of Company Expenses       Benefits upon        Paid to Directors
 Position                              Company                                        Retirement
------------------------------------------------------------------------------------------------------------------------------------
 Nathan A. Chapman, Jr.                     None                     None                    None                   None
 Director, Chairman,
 President
------------------------------------------------------------------------------------------------------------------------------------
 James Lewis                               $4,000                    None                    None                  $8,000
 Director
------------------------------------------------------------------------------------------------------------------------------------
 Lottie Shackelford                        $4,000                    None                    None                  $8,000
 Director
------------------------------------------------------------------------------------------------------------------------------------
 Levi Watkins, MD                           None                     None                    None                   None
 Director
------------------------------------------------------------------------------------------------------------------------------------
 Ronald A. White                           $3,000                    None                    None                  $6,000
 Director
------------------------------------------------------------------------------------------------------------------------------------
 Dr. Benjamin Hooks                        $4,000                    None                    None                  $5,000
 Director
------------------------------------------------------------------------------------------------------------------------------------
 Wilfred Marshall                          $4,000                    None                    None                  $4,000
 Director
------------------------------------------------------------------------------------------------------------------------------------
 David Rivers                              $3,000                    None                    None                  $3,000
 Director
------------------------------------------------------------------------------------------------------------------------------------

          Under the Company's charter and Maryland law, Directors and officers of the Company are not liable to the Company or its stockholders except for receipt of an improper personal benefit or active and deliberate dishonesty. The Company's charter requires that it indemnify its Directors and officers against liabilities unless it is proven that a director or officer acted in bad faith or with active and deliberate dishonesty or received an improper personal benefit. These provisions are subject to the limitation under the 1940 Act that no director or officer may be protected against liability to the Company for willful misfeasance, bad faith, gross negligence or reckless disregard for the duties of his office.

          For so long as the Distribution Plan described in the Prospectus section captioned MANAGEMENT--The Distributor" remains in effect, the Directors of the Company who are not "interested persons" of the Company, as defined in the 1940 Act, will be selected and nominated by the Directors who are not "interested persons" of the Company.

THE INVESTMENT ADVISOR

          The Investment Advisor, Chapman Capital Management, Inc., has been retained under an investment advisory and administrative services agreement ("Advisory and Administrative Services Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Fund in accordance with the Fund's investment objectives, policies, and restrictions and under the supervision and control of the Company's Board of Directors. The Investment Advisor was established in 1988 and is located at the World Trade Center - Baltimore, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202.

     The Investment Advisor is a wholly-owned subsidiary of Chapman Capital Management Holdings, Inc. Nathan A. Chapman, Jr., who is the controlling stockholder of Chapman Capital Management Holdings, Inc., is a controlling person (as that term is defined under the 1940 Act) of Chapman Capital Management Holdings, Inc. and, therefore, a controlling person of the Investment Advisor.

          The table below sets forth the names of affiliated persons of the Company who are also affiliated persons of the Investment Advisor:

--------------------------------------------------------------------------------
         Name and
    Principal Business     Position With Investment     Position With Company
          Address                   Advisor
--------------------------------------------------------------------------------
 Nathan A. Chapman, Jr.    President, Director and   President, Director and
 401 E. Pratt St.          Chairman                  Chairman
 28th Floor
 Baltimore, MD  21202
--------------------------------------------------------------------------------
 Earl U. Bravo, Sr.        Secretary and Assistant   Secretary and Assistant
 401 E. Pratt St.          Treasurer                 Treasurer
 28th Floor
 Baltimore, MD  21202
--------------------------------------------------------------------------------
 M. Lynn Ballard
 401 E. Pratt Street       Controller, Treasurer     Treasurer and Assistant
 28th Floor                and Assistant Secretary   Secretary
 Baltimore, MD  21202
--------------------------------------------------------------------------------

          The Investment Advisor has sole investment discretion for the Fund and makes all decisions affecting assets in the Fund's portfolio under the supervision of the Company's Board of Directors and in accordance with the Fund's stated policies. The Investment Advisor selects investments for the Fund and places purchase and sale orders on behalf of the Fund. Pursuant to an advisory and administrative services agreement between the Fund and the Investment Advisor, the Fund pays an aggregate advisory fee at an annual rate of
 .9 of 1% of the value of the Fund's average weekly net assets during the preceding month payable monthly in arrears and an administration fee of .15 of 1% of the Fund's average weekly net assets during the preceding month payable monthly in arrears and is allocated to the Investor Shares and Institutional Shares on the basis of the net asset value of the Fund attributable to each such class. The Investment Advisor has voluntarily limited the advisory fee during the first fiscal year of the Fund to an aggregate of .6 of 1% of average weekly net assets; however, there can be no assurance that the Investment Advisor will continue to voluntarily limit the amount of such fee in the future.

          In connection with the provision of advisory services, the Investment Advisor will obtain and provide investment research and will supervise the Fund's investments and conduct a continuous program of investment, evaluation and, if appropriate, sale and reinvestment of the Fund's assets. The Investment Advisor will place orders for the purchase and sale of portfolio securities and will solicit brokers to execute transactions, including The Chapman Co., in accordance with the Company's policies and restrictions regarding brokerage allocations. The Investment Advisor will furnish to the Company such statistical information with respect to the investments which the Fund may hold or contemplate purchasing as the Company may reasonably request. Further, the Investment Advisor will supply office facilities, data processing services, clerical, accounting and bookkeeping services, internal auditing services, executive and other administrative services; provide stationery and office supplies; prepare reports to the Fund's stockholders, tax returns and reports to and filings with the SEC and state Blue Sky authorities; calculate the net asset value of the Fund's shares; provide persons to serve as the Company's officers and generally assist in all aspects of the Company's operations. The Investment Advisor will pay for its own costs in providing the above listed services.

                CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

          The following table sets forth, to the Company's knowledge, the name, the number of shares and the percentage of the outstanding shares of the Fund owned beneficially by each person who owned beneficially 5% or more of the outstanding shares of Common Stock as of June 1, 1998, the latest practicable date, and the ownership of all Directors and executive officers of the Company as a group.


--------------------------------------------------------------------------------

   NAME AND ADDRESS OF BENEFICIAL OWNER       TOTAL          TOTAL        %
                                            INVESTOR     INSTITUTIONAL
                                             SHARES         SHARES
--------------------------------------------------------------------------------
 CHAPMAN CAPITAL MANAGEMENT, INC. (1)           1              1         100%
 (a Washington, DC corporation)
 World Trade Center - Baltimore
 401 East Pratt Street, 28th Floor
 Baltimore, Maryland  21202
--------------------------------------------------------------------------------
 CHAPMAN CAPITAL MANAGEMENT HOLDINGS,           1              1         100%
 INC. (2)
 (a Maryland corporation)
 World Trade Center - Baltimore
 401 East Pratt Street, 28th Floor
 Baltimore, Maryland  21202
--------------------------------------------------------------------------------
 NATHAN A. CHAPMAN, JR. (2)                     1              1         100%
 Chapman Capital Management Holdings,
 Inc.
 World Trade Center - Baltimore
 401 East Pratt Street, 28th Floor
 Baltimore, Maryland  21202
--------------------------------------------------------------------------------
 All current Directors and executive            1              1         100%
 officers as a group
--------------------------------------------------------------------------------


--------------------
(1)  The shares of Common Stock are owned beneficially and of record.
(2)  The shares of Common Stock are owned beneficially but not of record.

          Because the Investment Advisor, Chapman Capital Management, Inc., owns in excess of 25% of the issued and outstanding Common Stock of the Fund as of June 1, 1998, such stockholder is deemed to control the Fund. Accordingly, such stockholder has significant power to affect the affairs of the Fund or to determine or influence the outcome of matters submitted to a vote of the stockholders of the Fund.

          The Investment Adviser is a wholly-owned subsidiary of Chapman Capital Management Holdings, Inc. Nathan A. Chapman, Jr., who is the controlling stockholder of Chapman Capital Management Holdings, Inc. is a controlling person (as that term is defined under the 1940 Act) of Chapman Capital Management Holdings, Inc. and, therefore, a controlling person of the Investment Adviser.

DISTRIBUTOR

          The Distributor, The Chapman Co., has been retained under a distribution agreement (the "Distribution Agreement") to undertake the sale, on a continuous basis as agent, of the Fund's shares. The Distributor is not obliged to sell any particular amount of shares.

INVESTOR SHARES

          The Distributor is compensated through the payment of a front-end load of up to 4 3/4% of the offering price on the sale of Investor Shares and pursuant to the terms of a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act that is applicable to the Investor Shares (the "Investor Shares Distribution Plan"). See "PURCHASE OF SHARES--Purchase Price" in the Investor Shares Prospectus. The Distributor receives a fee under the Investor Shares Distribution Plan for stockholder administrative and distribution services at an annual rate of up to a total of .75% (up to .25% administrative fee and .50% distribution fee) of the average daily net assets of the Fund attributable to the Investor Shares. The Distributor has voluntarily limited such fee during the first fiscal year of the Fund to an aggregate of
 .30% of average daily net assets; however, there can be no assurance that the Distributor will continue to voluntarily limit the amount of such fee in the future.

          The Distributor will be paid fees under the Investor Shares Distribution Plan to compensate the Distributor or enable the Distributor to compensate other persons, ("Service Providers"), including any other distributor of the Investor Shares, for providing: (i) services primarily intended to result in the sale of the Investor Shares ("Distribution Services") and (ii) stockholder servicing, administrative and accounting services ("Administrative Services" and collectively with Distribution Services, "Services").
Distribution Services may include, but are not limited to: the printing and distribution to prospective investors in the Investor Shares of prospectuses and statements of additional information describing the Fund; the preparation, including printing, and distribution of sales literature, reports and media advertisements relating to the Investor Shares; providing telephone services relating to the Fund; distributing the Investor Shares; costs relating to the formulation and implementation of marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, and related travel and entertainment expenses; and costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Fund may, from time to time, deem advisable. In providing compensation for Distribution Services in accordance with the Plan, the Distributor is expressly authorized (i) to make, or cause to be made, payments reflecting an allocation of overhead and other office expenses related to providing Services; (ii) to make, or cause to be made, payments, or to provide for the reimbursement of expenses of, persons who provide support services in connection with the distribution of the Investor Shares including, but not limited to, office space and equipment, telephone facilities, answering routine inquiries regarding the

Fund, and providing any other Service; and (iii) to make, or cause to be made, payments to compensate selected dealers or other authorized persons for providing any Services. Administrative Services may include, but are not limited to, (i) responding to inquiries of prospective investors regarding the Fund; (ii) services to holders of Investor Shares not otherwise required to be provided by the Fund's custodian or any co-administrator; (iii) establishing and maintaining accounts and records on behalf of holders of Investor Shares; (iv) processing purchase, redemption and exchange transactions in Investor Shares; and (v) other similar services not otherwise required to be provided by the Fund's transfer agent or any co-administrator. Payments under the Plan are not tied exclusively to the distribution and administrative expenses actually incurred by the Distributor or any Service Provider, and the payments may exceed expenses actually incurred by the Distributor and/or a Service Provider. Furthermore, any portion of any fee paid to the Distributor or to any of its affiliates by the Fund or any of their past profits or other revenue may be used in their sole discretion to provide services to holders of Investor Shares or to foster distribution of the Investor Shares.

INSTITUTIONAL SHARES

          The Distributor is compensated for the sale of Institutional Shares pursuant to the terms of a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act that is applicable to the Institutional Shares (the "Institutional Shares Distribution Plan" and collectively with the Investor Distribution Plan, the "Distribution Plans"). The Distributor receives a fee under the Institutional Shares Distribution Plan for stockholder administrative and distribution services at an annual rate of up to a total of .25% of the average daily net assets of the Fund attributable to the Institutional Shares.

          The Distributor will be paid fees under the Institutional Shares Distribution Plan to compensate the Distributor or enable the Distributor to compensate other persons, including any other distributor of the Institutional Shares or institutional stockholders of record of the Institutional Shares, including but not limited to retirement plans, broker-dealers, depository institutions, and other financial intermediaries ("Institutions"), who own Institutional Shares on behalf of their customers, clients or (in the case of retirement plans) participants ("Customers") and companies providing certain services to Customers (collectively with Institutions, "Service Organizations"), for providing (a) services primarily intended to result in the sale of the Institutional Shares ("Selling Services") and (b) stockholder servicing, administrative and accounting services to Customers ("Stockholder Services").

     The annual fee paid to the Distributor with respect to Selling Services will compensate the Distributor, or allow the Distributor to compensate Service Organizations, to cover certain expenses primarily intended to result in the sale of the Institutional Shares, including, but not limited to: (i) costs of payments made to employees that engage in the distribution of the Institutional Shares; (ii) payments made to, and expenses of, persons who provide support services in connection with the distribution of the Institutional Shares, including, but not limited to, office space and equipment, telephone facilities, processing stockholder transactions and providing any other stockholder services not otherwise provided by the Fund's transfer agent; (iii) costs relating to the formulation and implementation of marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (iv) costs of printing and distributing prospectuses, statements of additional information and reports of the Fund to prospective holders of the Institutional Shares; (v) costs involved in preparing, printing and distributing sales literature pertaining to the Fund and (vi) costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Fund may, from time to time, deem advisable.

          The annual fee paid to the Distributor with respect to Stockholder Services will compensate the Distributor, or allow the Distributor to compensate Service Organizations, for personal service and/or the maintenance of Customer accounts, including but not limited to (i) responding to Customer inquiries,
(ii) providing information on Customer investments and (iii) providing other stockholder liaison services and for administrative and accounting services to Customers, including, but not limited to: (a) aggregating and processing purchase and redemption requests from Customers and placing net purchase and redemption orders with the Fund's distributor or transfer agent; (b) providing Customers with a service that invests the assets of their accounts in the Institutional Shares; (c) processing dividend payments from the Fund on behalf of Customers; (d) providing information periodically to Customers showing their positions in the Institutional Shares; (e) arranging for bank wires; (f) providing sub-accounting with respect to the Institutional Shares beneficially owned by Customers or the information to the Fund necessary for sub-accounting;
(g) forwarding stockholder communications from the Fund (for example, proxies, stockholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers, if required by law and (h) providing other similar services to the extent permitted under applicable statutes, rules and regulations. Payments under this Institutional Shares Distribution Plan are not tied exclusively to the selling and stockholder expenses actually incurred by the Distributor or any Service Organization, and the payments may exceed expenses actually incurred by the Distributor or any Service Organization. Furthermore, any portion of any fee paid to the Distributor or to any of its affiliates by the Fund or any of their past profits or other revenue may be used in their sole discretion to provide services to stockholders of the Fund or to foster distribution of the Institutional Shares.

GENERAL INFORMATION

          Pursuant to the Distribution Plans, the Distributor provides the Board of Directors with periodic reports of amounts expended under the Distribution Plans and the purpose for which the expenditures were made.

          The Distribution Plans will continue in effect for so long as their continuance is specifically approved at least annually by the Board of Directors, including a majority of the Directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the Distribution Plans as the case may be (the "Independent Directors"). Any material amendment of the Distribution Plans would require the approval of the Board in the manner described above. A Distribution Plan may not be amended to increase materially the amount to be spent thereunder without the approval of the holders of a majority of the relevant class of Shares. A Distribution Plan may be terminated at any time, without penalty, by the vote of a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the relevant class.

CUSTODIAN

          UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri 64141-6226, serves as custodian of the Fund. Under the Custody Agreement, the Bank has agreed to: (i) maintain a separate account or accounts in the name of the Fund;
(ii) receive, hold and deliver portfolio securities for the account of the Fund;
(iii) collect and receive all income and other payments and distributions on account of the Fund's portfolio securities; (iv) disburse funds to purchase portfolio securities, pay dividends and expenses and for other corporate purposes; and (v) make periodic reports to the Board of Directors concerning the Fund's operations.

TRANSFER AND DIVIDEND PAYING AGENT/ACCOUNTING AGENT

          First Data Investor Services Group, 3200 Horizon Drive, PO Box 61503, King of Prussia, Pennsylvania 19406, (800) 441-6580, serves as transfer and dividend paying agent and accounting agent for the Fund pursuant to an Investment Company Services Agreement.

                                 PURCHASE OF SHARES
                        (APPLICABLE TO INVESTOR SHARES ONLY)

          The following information supplements and should be read in conjunction with the sections in the Fund's Prospectus entitled "PURCHASE OF SHARES." The scale of sales loads applies to the purchases of Investor Shares made by any "purchaser," which term includes an individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children, or a trustee or other fiduciary purchasing securities for a single trust estate or a single fiduciary account trust estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code or 1986, as amended (the "Code")) although more than one beneficiary is involved; or a group of accounts established by or on behalf of the employees of an employer or affiliated employers pursuant to an employee benefit plan or other program (including accounts established pursuant to Sections 403(b), 408(k) and 457 of the Code); or an organized group which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company and provided that the purchases are made through a central administration or a single dealer, or by other means which result in economy of sales effort or expense.

          Set forth below is an example of the method of computing the offering price of the Investor Shares. The example assumes a purchase of Investor Shares aggregating less than $50,000 subject to the current schedule of sales charges set forth in the Fund's prospectus at a price based upon the initial net asset value of the Fund's Investor Shares:


 Net Asset Value per Share                  $14.29

 Per  Share  Sales  Charge--4  3/4%  of
 offering price                             $  .71

 Per Share Offering Price to the Public     $15.00

                                REDEMPTION OF SHARES

          Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC) an emergency exists as a result of which disposal or fair valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit.

                               PORTFOLIO TRANSACTIONS

          The Investment Advisor is responsible for decisions to buy or sell securities and the selection of broker-dealers for the Fund subject to policies adopted by the Company's Board of Directors. Portfolio securities may be purchased directly from the issuer or from a dealer serving as market maker or may be purchased in broker's transactions. If securities are sold prior to maturity, they may be sold directly to an issuer or dealer or in broker's transactions. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid. The price paid to or received from a dealer for a security may include a spread between bid and asked prices. When securities are purchased or sold in a broker's transaction, a commission will be paid.

          The Company's policy for placing orders for purchases and sales of securities for the Fund is to give primary consideration to obtaining the most favorable price and efficient execution of transactions. Sales of Fund shares is not a factor in allocating portfolio transactions.

          The Distributor may effect brokerage transactions for the Fund when it is able to provide a net price and execution at least as favorable to the Fund as those determined to be available from unaffiliated brokers or dealers. The commissions paid to the Distributor on transactions for the Fund may not exceed those charged by the Distributor to comparable unaffiliated clients in similar transactions or the limits set forth in rules adopted by the SEC. The Board of Directors of the Company has adopted procedures intended to ensure compliance with these limitations. The procedures require that the Distributor report each transaction to the Fund and that the Board of Directors determine at least quarterly that all transactions effected by the Distributor have been effected in accordance with the procedures.

          When comparable price and execution can be obtained from more than one broker or dealer, consideration may be given to placing portfolio transactions with those brokers or dealers who also furnish research and other services to the Fund or the Investment Advisor. These services may include information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to investments, evaluations of portfolio securities, and research related computer software or hardware. These services may benefit the Investment Advisor in the management of accounts of other clients and may not benefit the Fund directly. While such services are useful and important in supplementing its own research, the Investment Advisor believes the value of such services is not determinable and does not significantly reduce its expenses. The fees payable to the Investment Advisor will not be reduced by the value of such services.

          The Investment Advisor and its affiliates deal, trade and invest for their own accounts in the types of securities in which the Fund may invest and may have relationships with the issuers of securities purchased by the Fund.

          Investment decisions for the Fund are made independently from those for other accounts advised by the Investment Advisor.

          The Investment Advisor's other accounts may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another account, the transaction will be averaged as to price, and available instruments allocated as to amount, in a manner believed to be equitable to the Fund and the other account. In some instances, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the securities to be sold or purchased for the Fund may be aggregated with those to be sold or purchased for the other accounts in order to obtain the best execution.

                                      TAXATION

          The following discussion reflects certain applicable tax laws as of the date of this Statement of Additional Information. For additional tax information see "TAXATION" in the Fund's Prospectus.

TAXATION OF THE FUND

          The Fund intends to elect and intends to qualify each year to be treated as a regulated investment company for federal income tax purposes in accordance with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify, the Fund (see "OTHER INFORMATION--Capital Stock" in the Prospectus) must, among other things: (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of securities, gains from the sale or other disposition of stock or securities and certain other sources and (b) diversify its holdings so that at the end of each fiscal quarter (i) at least 50% of the value of its assets is represented by cash or cash items, U.S. government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the value of its assets nor more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which it controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

          If the Fund qualifies as a regulated investment company and distributes to its stockholders at least 90% of its investment company taxable income, then the Fund will not be subject to federal income tax on the income so distributed. However, the Fund would be subject to corporate income tax on any undistributed income. See "TAXATION--Taxation of the Fund" in the Prospectus. In addition, the Fund will be subject to a nondeductible 4% excise tax on the amount by which the Fund's distributed amount in any calendar year is less than the sum of: (a) 98% of such Fund's ordinary income for such calendar year; (b) 98% of such Fund's capital gain net income for the one-year period ending on October 31 of that year; and (c) 100% of any prior year underdistributions. The Fund may retain its net capital gain and pay corporate income tax thereon and elect to include all or a portion of its undistributed net capital gain in the income of its stockholders of record on the last day of the taxable year. In such event, each stockholder of record on the last day of the Fund's taxable year would be required to include in income for tax purposes his or her proportionate share of the Fund's undistributed net capital gain. Each stockholder would be entitled to credit his or her proportionate share of the tax paid by the Fund against his or her federal income tax liabilities and to claim refunds to the extent that the credit exceeds such liabilities. In addition, the stockholder would be entitled to increase the basis of his or her shares for federal income tax purposes by the difference between the amount of the includible gain and the tax deemed paid in respect of such shares.

          Any capital losses resulting from the disposition of securities can only be used to offset capital gains and cannot be used to reduce the Fund's ordinary income. Such capital losses may be carried forward by the Fund for eight years.

          The Fund's taxable income will in part be determined on the basis of reports made to the Fund by the issuers of the securities in which the Fund invests. The tax treatment of certain securities in which the Fund may invest is not free from doubt and it is possible that an Internal Revenue Service examination of the issuers of such securities or of the Fund could result in adjustments to the income of the Fund.

TAXATION OF STOCKHOLDERS

          Dividends (other than capital gain dividends) distributed by the Fund may be eligible for the dividends received deduction in the hands of corporate stockholders, to the extent that the Fund's taxable income consists of dividends received from domestic corporations and certain other requirements as generally described in Section 854 of the Code are met.

          Dividends and other distributions by the Fund are generally taxable to the stockholders at the time the dividend or distribution is made. However, any dividends declared by the Fund in October, November or December and made payable to stockholders of record in such months but actually paid in the following January will be taxable to stockholders as of December 31.

          If a stockholder purchases shares of the Fund immediately prior to a dividend, the dividend received by the stockholder will be taxable even though it represents economically in whole or in part a return of the purchase price. Investors should consider the tax implications of buying shares shortly prior to a dividend distribution.

          The Fund will, within 60 days after the close of its taxable year, send written notices to stockholders regarding the tax status of all distributions made during the year. The foregoing discussion is a summary of some of the current federal income tax laws regarding the Fund and investors in the shares of the Fund, and does not deal with all of the federal income tax consequences applicable to the Fund or to all categories of investors, some of which may be subject to special rules. Prospective investors should consult their own tax advisers regarding the federal, state, local, foreign and other tax consequences to them of investments in the Fund.

          For additional information on taxation, see "TAXATION" in the Fund's Prospectus.

                                   CAPITAL STOCK

          For additional information as to the organization and capital stock of the Company, see "OTHER INFORMATION" in the Prospectus.

          As used in the Prospectus and this Statement of Additional Information, the term "majority," when referring to the approvals to be obtained from stockholders in connection with matters affecting the Company as a whole means the vote of the lesser of (i) 67% of the Company's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the Company's outstanding shares. The term "majority," when referring to the approvals to be obtained from stockholders in connection with matters affecting only the Fund (for example, approval of an investment advisory contract), means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Fund. Stockholders are entitled to one vote for each full share held and a fractional vote for fractional shares held.

          Each share of the Fund is entitled to such dividends and distributions out of the assets belonging to the Fund as are declared in the discretion of the Company's Board of Directors. In determining the Fund's net asset value, the Fund is charged with the direct expenses of the Fund and with a share of the general expenses and liabilities of the Company, which are normally allocated in proportion to the relative asset values of the respective Series at the time of allocation.

          In the event of the liquidation or dissolution of the Company, shares of the Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a proportionate distribution, based upon the relative net assets of the various Series, of any general assets not attributable to a particular series that are available for distribution.

          Subject to the provisions of the Company's charter, determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets of the Company, with respect to a Series are conclusive.

          Stockholders of the Company are not entitled to any preemptive or conversion rights.

                               PERFORMANCE INFORMATION

          The performance of the Fund may be compared to the record of the Standard & Poor's Corporation 500 Stock Index ("S&P 500 Stock Index"), the Nasdaq Composite Index, the Russell 2000 Index, the Wilshire 5000 Equity Index, the DEM Index, the DEM Universe of companies and returns quoted by Ibbotson Associates. The S&P 500 Stock Index is a well known measure of the price performance of 500 leading larger domestic stocks which represents approximately 80% of the market capitalization of the United States equity market. In comparison, the Nasdaq Composite Index is comprised of all stocks on Nasdaq's National Market. The Nasdaq Composite Index has typically included smaller, less mature companies representing 10% to 15% of the capitalization of the entire domestic equity market. Both indices are unmanaged and capitalization weighted. In general, the securities comprising the Nasdaq Composite Index are more growth oriented and have a somewhat higher "beta" and P/E ratio than those in the S&P 500 Stock Index. The Russell 2000 Index is a capitalization weighted index which measures total return (and includes in such calculation dividend income and price appreciation). The Russell 2000 is generally regarded as a measure of small capitalization performance. It is a subset of the Russell 3000 Index. The Russell 3000 is comprised of the 3000 largest U.S. companies. The Russell 2000 is comprised of the smallest 2000 companies in the Russell 3000 Index. The Wilshire 5000 Index is a broad measure of market performance and represents the total dollar value of all common stocks in the United States for which daily pricing information is available. This index is also capitalization weighted and captures total return. The DEM Universe is a growing list of companies identified by the Investment Advisor that are controlled by African Americans, Asian Americans, Hispanic/Latino Americans or women. The DEM Index was created by the Investment Advisor and is comprised of 30 companies from the DEM Universe that reflect the market capitalization and industry classification characteristics of the DEM Universe. The DEM Index is weighted by market capitalization and is intended as a performance measure of the DEM Universe.
The small company stock returns quoted by Ibbotson Associates are based upon the smallest quintile of the NYSE, as well as similar capitalization stocks on the American Stock Exchange and Nasdaq. This data base is unmanaged and capitalization weighted.

          The total returns for all indices used show the changes in prices for the stocks in each index. However, only the performance data for the S&P 500 Stock Index and the Ibbotson Associates performance data assume reinvestment of all capital gains distributions and dividends paid by the stocks in each data base. Tax consequences are not included in such illustrations, nor are brokerage or other fees or expenses reflected in the Nasdaq Composite or S&P 500 Stock figures. In addition, the Fund's total return or performance may be compared to the performance of other funds or other groups of funds that are followed by Morningstar, Inc. a widely used independent research firm which ranks funds by overall performance, investment objectives and asset size. Morningstar proprietary ratings reflect risk-adjusted performance. The ratings are subject to change every month. Morningstar's ratings are calculated from a fund's three-year and five-year average annual returns with appropriate sales charge adjustments and a risk factor that reflects fund performance relative to three-month Treasury bill monthly returns. Ten percent of the funds in an asset class receive a five star rating. The Fund's total return or performance may also be compared to the performance of other funds or groups of funds by other financial or business publications, such as Business Week, Investors Daily, Mutual Fund Forecaster, Money Magazine, Wall Street Journal, New York Times, Baron's, and Lipper Analytical Services. The Fund's performance may also be compared, from time to time, to (a) indices of stocks comparable to those in which the Fund invests and (b) the Consumer Price Index (measure for inflation) may be used to assess the real rate of return from an investment in the Fund.

ADDITIONAL PERFORMANCE INFORMATION FOR THE FUND

          The Fund may reflect its total return in advertisements and stockholder reports. Total investment return is one recognized method of measuring investment company investment performance. Quotations of average annual total return will be shown in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of 1 year, 5 years and over the life of the Fund. This method of calculating total return is based on the assumption that, all dividends and distributions by the Fund are reinvested in shares of the Fund at net asset value and all recurring fees are included for applicable periods. Total return may also be expressed in terms of the cumulative value of an investment in the Fund at the end of a defined period of time. Any fees charged by banks or their institutional investors directly to their customer accounts in connection with investments in Investor Shares will not be included in the Fund's calculations of total return.

          All data is based on the Fund's past investment results and does not predict future performance. Investment performance, which may vary, is based on many factors, including market conditions, the composition of the investments in the Fund, and the Fund's operating expenses. Investment performance also often reflects the risk associated with the Fund's investment objectives and policies. These factors should be considered when comparing the Fund to other mutual funds and other investment vehicles.

          The performance of the Institutional Shares will normally be higher than the Investor Shares because of the sales charge (when applicable) and additional expenses charged to the Investor Shares.

                               COUNSEL TO THE COMPANY

          The validity of the Fund's shares will be passed upon for the Company by Venable, Baetjer and Howard, LLP, Baltimore, Maryland. Venable, Baetjer and Howard, LLP also acts as counsel to the Investment Advisor and the Distributor.

                                 INDEPENDENT AUDITORS

          Ernst & Young LLP, One North Charles Street, Baltimore, Maryland 21201, serves as the Company's independent auditors. Ernst & Young LLP will provide audit services, tax advice and assistance in connection with filings with the SEC.

                                FINANCIAL STATEMENTS

                               DEM FIXED INCOME FUND

COMPOSITE STATEMENT OF ASSETS AND LIABILITIES - JUNE 1, 1998
--------------------------------------------------------------------------------
     ASSETS:
     Cash                                                               $29
                                                                 ----------

     Total assets                                                       $29
                                                                 ----------

     LIABILITIES:
                                                                         $0
                                                                 ----------

     Total liabilities                                                   $0
                                                                 ----------

     NET ASSETS - equivalent to $14.28 per share on
       2 shares of Common Stock outstanding                      $       29
                                                                 ----------
                                                                 ----------

     SUMMARY OF STOCKHOLDERS' EQUITY
       Common Stock, par value $.001 per share; authorized
         10,000,000,000 shares; issued and outstanding
         2 shares                                                        $0
       Capital paid-in                                                  $29
                                                                 ----------

     Net assets applicable to outstanding common stock           $       29
                                                                 ----------
                                                                 ----------


     PART C.  OTHER INFORMATION

Item 24.  Financial Statement and Exhibits.

     (a)  Financial Statements:
          Part A:  None
          Part B: Composite Statement of Assets and Liabilities--June 1, 1998 Part C: None
          See Registrant's 1997 Annual Report to Stockholders previously filed.

     (b)  Exhibits:

          Exhibit
          Number         Description

          1(A) Articles of Incorporation of the Registrant dated November 22, 1988 (1)

          1(B)   Articles Supplementary of the Registrant dated July 28, 1997
                 (2)

          1(C)   Articles of Amendment of the Registrant dated February 12,
                 1998 (3)

          1(D) Articles Supplementary of the Registrant dated February 12, 1998 (3)

          1(E) Articles Supplementary of the Registrant dated February 12, 1998 (3)

          1(F)   Articles Supplementary of the Registrant dated May 8, 1998 (4)

          1(G)   Articles of Amendment of the Registrant dated May 11, 1998 (4)

          1(H)   Articles Supplementary of the Registrant dated June 1, 1998
                 (1)

          2      Amended and Restated Bylaws of the Registrant dated July 18,
                 1997 (2)

          4(A)   Form of Stock Certificate (The Chapman U.S. Treasury Money
                 Fund) (1)

          4(B) Form of Stock Certificate (The Chapman Institutional Cash Management Fund) (1)

          4(C)   Form of Stock Certificate (DEM Equity Fund, Investor Class)
                 (1)

          4(D) Form of Stock Certificate (DEM Equity Fund, Institutional Class) (1)

          4(E)   Form of Stock Certificate (DEM Index Fund, Investor Class) (1)

          4(F)   Form of Stock Certificate (DEM Index Fund, Institutional
                 Class) (1)

          4(G) Form of Stock Certificate (DEM Fixed Income Fund, Investor Class) (1)

          4(H) Form of Stock Certificate (DEM Fixed Income Fund, Institutional Class) (1)

          5(A) Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management (The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund) (2)

          5(B) Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management, Inc. (DEM Equity
                 Fund) (3)

          5(C) Amendment to Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management, Inc. (The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund) (3)

          5(D) Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management, Inc.
                 (DEM Index Fund) (4)

          5(E) Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management, Inc. (DEM Fixed Income Fund) (1)

          6(A) Distribution Agreement between the Registrant and The Chapman Co. (The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund) (2)

          6(B) Distribution Agreement between the Registrant and The Chapman Co. (DEM Equity Fund) (3)

          6(C) Amendment to Distribution Agreement between the Registrant and The Chapman Co. (The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund) (3)

          6(D) Distribution Agreement between the Registrant and The Chapman Co. (DEM Index Fund) (4)

          6(D) Distribution Agreement between the Registrant and The Chapman Co. (DEM Fixed Income Fund) (1)

          8(A)   Custody Agreement between the Registrant and UMB Bank, N.A.
                 (1)

          8(B) Investment Company Services Agreement between the Registrant and First Data Investor Services Group (formerly FPS Services, Inc.) (The Chapman US Treasury Money Fund and DEM Equity Fund)
                 (2)

          8(C) Amendment to Investment Company Services Agreement between the Registrant and First Data Investor Services Group (formerly FPS Services, Inc.) (1)

          9(A) Stockholder Services Agreement between the Registrant and Chapman Capital Management, Inc. (The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund)
                 (1)

          10     Opinion and consent of Venable, Baetjer and Howard, LLP (1)

         15(A)   Distribution Plan (DEM Equity Fund Investor Shares) (3)

         15(B)   Distribution Plan (DEM Equity Fund Institutional Shares) (3)

         15(C)   Distribution Plan (DEM Index Fund Investor Shares) (4)

         15(D)   Distribution Plan (DEM Index Fund Institutional Shares) (4)

         15(E)   Distribution Plan (DEM Fixed Income Fund Investor Shares) (1)

         15(F)   Distribution Plan (DEM Fixed Income Fund Institutional Shares)
                 (1)

         18(A)   Multiple Class Plan (DEM Equity Fund) (2)

         18(B)   Multiple Class Plan (DEM Index Fund) (4)

         18(C)   Multiple Class Plan (DEM Fixed Income Fund) (1)

          99     Power of Attorney (6)

(1)     Filed herewith.

(2) Incorporated by reference from Amendment No. 13 to the Registrant's Registration Statement on Form N-1A (File Nos.: 33-25716; 811-5697) as filed with the Securities and Exchange Commission on August 7, 1997.

(3) Incorporated by reference from Amendment 15 to Registrant's Registration Statement on Form N-1A (File Nos. 33-25716; 811-5697) as filed with the Securities and Exchange Commission on March 2, 1998.

(4) Incorporated by reference from Amendment 16 to Registrant's Registration Statement on Form N-1A (File Nos. 33-25716; 811-5697) as filed with the Securities and Exchange Commission on May 29, 1998.

(5) Incorporated by reference from Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File Nos.: 33-25716; 811-5697) as filed with the Securities and Exchange Commission on February 28, 1995.

(6) Incorporated by reference from Post-Effective Amendment 12 to the Registrant's Registration Statement on Form N-1A (File Nos.: 33-25716; 811-5697) as filed with the Securities and Exchange Commission on February 28, 1997.

Item 25. Persons Controlled by or under Common Control with the Registrant.

None.

Item 26.  Number of Holders of Securities.

                                                 Number of Record
     On June 1, 1998     Title of Class              Holders

                         The Chapman US
                         Treasury Money Fund           25
                         Common Stock

                         The Chapman
                         Institutional Cash
                         Management Fund               0
                         Common Stock

                         DEM Equity Fund
                         Institutional Shares          2

                         DEM Equity Fund
                         Investor Shares               16

                         DEM Index Fund                1

                         Institutional Shares

                         DEM Index Fund                1
                         Investor Shares

                         DEM Fixed Income Fund         1
                         Institutional Shares

                         DEM Fixed Income Fund         1
                         Investor Shares

Item 27.  Indemnification.

Reference is made to Article VII of the Registrant's Articles of Incorporation,
Article IV of the Registrant's By-laws, Section 7 of the Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management, Inc. and Section 4 of the Distribution Agreement between the Registrant and the Distributor, which provide for indemnification or limitation of the liability of Directors and officers, the Investment Advisor, the principal underwriter and affiliates of the Registrant.

The Registrant has obtained director's and officer's liability insurance which will insure Directors and officers of the Registrant against liability to the Registrant and its stockholders.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Advisor.



--------------------------------------------------------------------------------
        Name and               Position with              Other Business
Principal Business Address   Investment Advisor
--------------------------------------------------------------------------------
 Nathan A. Chapman, Jr.   Director and President   President and Director of
 401 E. Pratt St.                                  The Chapman Co since 1986
 28th Floor                                        and Chapman Capital
 Baltimore, MD 21202                               Management, Inc. since
                                                   1988.  President and
                                                   Director of DEM, Inc. (a
                                                   closed-end investment
                                                   company managed by the
                                                   Investment Advisor) since
                                                   1995.  President and
                                                   Director of Chapman
                                                   Holdings, Inc. since 1997
                                                   and Chapman Capital
                                                   Management Holdings, Inc.
                                                   since 1998.
--------------------------------------------------------------------------------
 M. Lynn Ballard          Treasurer and Assistant  Controller since 1988 and
 401 E. Pratt Street      Secretary                Treasurer and Assistant
 28th Floor                                        Secretary since 1997 of The
 Baltimore, Maryland                               Chapman Co.  Treasurer
 21202                                             since 1990, Controller
                                                   since 1995 and Assistant
                                                   Secretary since 1997 of
                                                   Chapman Capital Management,
                                                   Inc.  Treasurer and
                                                   Assistant Secretary of DEM,
                                                   Inc.  Controller, Treasurer
                                                   and Assistant Secretary of
                                                   Chapman Holdings, Inc.
                                                   since 1997 and Chapman
                                                   Capital Management
                                                   Holdings, Inc. since 1998.
--------------------------------------------------------------------------------
 Earl U. Bravo            Secretary and Assistant  Secretary and Assistant
 401 E. Pratt Street      Treasurer                Treasurer since 1997 of The
 28th Floor                                        Chapman Co.  Vice
 Baltimore, MD  21202                              President, Secretary and
                                                   Assistant Treasurer of DEM,
                                                   Inc. since 1995. Senior
                                                   Vice President, Secretary,
                                                   Assistant Treasurer and
                                                   Director of Chapman
                                                   Holdings, Inc. since 1997.
                                                   Vice President, Secretary,
                                                   Assistant Treasurer and
                                                   Director of Chapman Capital
                                                   Management Holdings, Inc.
                                                   since 1998.
--------------------------------------------------------------------------------

Item 29. Principal Underwriter.

     (a) The Chapman Co. currently acts as principal underwriter and exclusive distributor for DEM, Inc.

     (b)  Directors and Officers

                               POSITIONS AND OFFICES

--------------------------------------------------------------------------------
          Name and                    With                      With
 Principal Business Address        Underwriter               Registrant
--------------------------------------------------------------------------------
 Nathan A. Chapman, Jr.      Director and President   Director and President
 The Chapman Co.
 401 East Pratt Street
 28th Floor
 Baltimore, MD 21202

--------------------------------------------------------------------------------
 Earl U. Bravo, Sr.          Senior Vice President,   Secretary and Assistant
 The Chapman Co.             Secretary and Assistant  Treasurer
 401 East Pratt Street       Treasurer
 28th Floor
 Baltimore, Maryland  21202

--------------------------------------------------------------------------------
 M. Lynn Ballard             Treasurer and Assistant  Treasurer and Assistant
 The Chapman Co.             Secretary                Secretary
 401 East Pratt Street
 28th Floor
 Baltimore, Maryland 21202

--------------------------------------------------------------------------------

     (c)  Not applicable.

Item 30. Location of Accounts and Records.

          All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of Chapman Capital Management, Inc., World Trade Center--Baltimore, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202 or at the offices of First Data Investor Services Group, 3200 Horizon Drive, PO Box 61503, King of Prussia, Pennsylvania 19406.

Item 31. Management Services.

Not applicable.

Item 32. Undertakings.

Not applicable.

                                      SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this post-effective amendment No. 15 and amendment No. 17 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland, on June 11, 1998.

                                          THE CHAPMAN FUNDS, INC.


                                        By:  /S/ NATHAN A. CHAPMAN JR.
                                           -----------------------------
                                                 Nathan A. Chapman, Jr.
                                                 President

          Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment No. 15 to Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                          Title                         Date




/S/ NATHAN A. CHAPMAN, JR.         Director and President        June 11, 1998
---------------------------        (principal executive
Nathan A. Chapman, Jr.             officer)


/S/ M. LYNN BALLARD                Treasurer (principal          June 11, 1998
---------------------------        financial and
M. Lynn Ballard                    accounting officer)


Each of the Directors:
     Nathan A. Chapman, Jr., Lottie H. Shackelford, Dr. Levi Watkins, Jr., James
B. Lewis, Ronald A. White, Dr. Benjamin Hooks, David Rivers, and Wilfred
Marshall.


     By:  /S/ NATHAN A. CHAPMAN, JR.              June 11, 1998
          --------------------------
          Nathan A. Chapman, Jr.
          as Attorney-in-Fact

                                    EXHIBIT INDEX




1(A)            Articles of Incorporation of the Registrant dated November 22,
                1988

1(H)            Articles Supplementary of the Registrant dated June 1, 1998


4(A)            Form of Stock Certificate (The Chapman U.S. Treasury Money Fund)


4(B)            Form of Stock Certificate (The Chapman Institutional Cash Management Fund)


4(C)            Form of Stock Certificate (DEM Equity Fund, Investor Class)


4(D)            Form of Stock Certificate (DEM Equity Fund, Institutional Class)


4(E)            Form of Stock Certificate (DEM Index Fund, Investor Class)


4(F)            Form of Stock Certificate (DEM Index Fund, Institutional Class)


4(G)            Form of Stock Certificate (DEM Fixed Income Fund, Investor Class)


4(H)            Form of Stock Certificate (DEM Fixed Income Fund, Institutional Class)


5(E)            Advisory and Administrative Services Agreement between the Registrant and Chapman
                Capital Management, Inc. (DEM Fixed Income Fund)


6(E)            Distribution Agreement between the Registrant and The Chapman Co. (DEM Fixed Income
                Fund)


8(A)            Custodian Agreement between the Registrant and UMB Bank, N.A.


8(C)            Amendment to Investment Company Services Agreement between the Registrant and FPS
                Services, Inc.


9(A)            Stockholder Services Agreement between the Registrant and Chapman Capital
                Management, Inc. (The Chapman US Treasury Money Fund and The Chapman Institutional
                Cash Management Fund)


10              Opinion and consent of Venable, Baetjer and Howard, LLP


15(E)           Distribution Plan (DEM Fixed Income Fund Investor Shares)


15(F)           Distribution Plan (DEM Fixed Income Fund Institutional Shares)


18(C)           Multiple Class Plan (DEM Fixed Income Fund)

